UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: March 31, 2015
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VI
-----------------------------------

First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

International Multi-Asset Diversified Income Index Fund (YDIV)

First Trust High Income ETF (FTHI)

First Trust Low Beta Income ETF (FTLB)

First Trust NASDAQ Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance(R) ETF (AIRR)

First Trust RBA Quality Income ETF (QINC)

First Trust Dorsey Wright International Focus 5 ETF (IFV)

--------------------
 Semi-Annual Report

   March 31, 2015
--------------------

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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2015


Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust NASDAQ Technology Dividend Index Fund (TDIV)...............  4
      Multi-Asset Diversified Income Index Fund (MDIV).......................  6
      International Multi-Asset Diversified Income Index Fund (YDIV).........  8
      First Trust High Income ETF (FTHI)..................................... 10
      First Trust Low Beta Income ETF (FTLB)................................. 12
      First Trust NASDAQ Rising Dividend Achievers ETF (RDVY)................ 14
      First Trust Dorsey Wright Focus 5 ETF (FV)............................. 16
      First Trust RBA American Industrial Renaissance(R) ETF (AIRR).......... 18
      First Trust RBA Quality Income ETF (QINC).............................. 20
      First Trust Dorsey Wright International Focus 5 ETF (IFV).............. 22
Notes to Fund Performance Overview........................................... 24
Understanding Your Fund Expenses............................................. 25
Portfolio of Investments
      First Trust NASDAQ Technology Dividend Index Fund (TDIV)............... 27
      Multi-Asset Diversified Income Index Fund (MDIV)....................... 29
      International Multi-Asset Diversified Income Index Fund (YDIV)......... 34
      First Trust High Income ETF (FTHI)..................................... 39
      First Trust Low Beta Income ETF (FTLB)................................. 42
      First Trust NASDAQ Rising Dividend Achievers ETF (RDVY)................ 45
      First Trust Dorsey Wright Focus 5 ETF (FV)............................. 47
      First Trust RBA American Industrial Renaissance(R) ETF (AIRR).......... 48
      First Trust RBA Quality Income ETF (QINC).............................. 49
      First Trust Dorsey Wright International Focus 5 ETF (IFV).............. 51
Statements of Assets and Liabilities......................................... 52
Statements of Operations..................................................... 54
Statements of Changes in Net Assets.......................................... 56
Financial Highlights......................................................... 60
Notes to Financial Statements................................................ 67
Additional Information....................................................... 78

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the "Trust") described in this report (each series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2015
Dear Shareholders:

Thank you for your investment in the Funds of First Trust Exchange-Traded Fund
VI.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended March 31, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor impacting markets during this time is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2015


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 24 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

In April 2015, the International Monetary Fund (IMF) forecasted a global real GDP growth rate of 3.5% for 2015 and 3.8% for 2016. Those projections, while positive, are modestly higher than the 3.4% global real GDP growth rate posted in 2014. The IMF is forecasting a 3.1% U.S. real GDP growth rate for both 2015 and 2016, which would reflect an improvement from 2.4% in 2014.

The bull market in U.S. stocks turned six years old on March 9, 2015. It ranks as the fourth longest in history at 2,213 days (through March 31, 2015), according to data from Bespoke Investment Group. Despite the good news, it appears that many Americans may be underweight equities. Over the past six years, U.S. equities have appreciated about 20% per year, on average, while wages have increased around 2% per year, the widest gap in any bull market since 1966, according to Bloomberg. The bull market helped push household net worth in the U.S. to a record $82.9 trillion in Q4 2014. Federal Reserve data, however, shows that the percentage of families owning stocks fell from 53.2% in 2007 to 48.8% in 2013, according to Bloomberg. Less than 30% of the lowest-paid workers in the U.S. invest in stocks, compared to 92% for the wealthiest Americans.

The climate remains ideal for deal making, in our opinion. The latest global quarterly data supports our perspective. Data from Thomson Reuters shows that the total value of global mergers and acquisitions (M&A) reached $666.8 billion in Q1 2015, up 24% from Q1 2014, according to Forbes. In Q1 2015, the total number of announced deals was 9,165, up from 8,237 in Q1 2014. In terms of the number of announced deals, Q1 2015 was the best first quarter for M&A activity since Q1 2007.

STATE OF DIVIDEND INCOME DISTRIBUTIONS

The Consumer Price Index (CPI) headline rate stood at -0.1% in the U.S. in March 2015, down from 1.7% in September 2014, according to the Bureau of Labor Statistics. The estimated inflation rate for 2015 for the U.S. and all "Advanced Economies" was 0.1% and 0.4%, respectively, according to the IMF's April 2015 forecast. Those projections are well below where actual inflation stood in 2011 (3.1% for the U.S. and 2.7% for "Advanced Economies"), the last year in which inflation approached its 3.0% annual average since 1926, according to Bloomberg. As we have been saying for some time, the absence of any significant inflationary pressures is a positive for investors receiving income distributions.

Stock dividend distributions continued to rise in Q1 2015. The S&P Dow Jones Indices, which track approximately 10,000 U.S.-traded stocks, announced that total stock dividend distributions increased by a net $12.6 billion (year-over-year) in Q1 2015, down 29.6% from the $17.9 billion increase in Q1 2014, according to its own release. About half of the decline in Q1 2015 distributions came from energy and materials companies, according to Howard Silverblatt, senior index analyst at S&P Dow Jones Indices. In Q1 2015, there were 996 dividend increases, down 7.6% from the 1,078 dividend increases in Q1 2014. The number of dividends cut or suspended in Q1 2015 totaled 172, up 68.6% from the 102 cut or suspended in Q1 2014.

The Financials sector was the top contributor to the total dividend payout of the S&P 500(R) Index at the close of Q1 2015. As of March 31, 2015, financial stocks were contributing 15.27% of the S&P 500(R) Index's dividend distribution, according to S&P Dow Jones Indices. The other nine major sectors contributed the following: Information Technology (14.95%); Consumer Staples (12.55%); Energy (11.72%); Industrials (11.13%); Health Care (10.77%); Consumer Discretionary (9.35%); Telecommunication Services (5.67%); Utilities (5.49%); and Materials (3.10%).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

The First Trust NASDAQ Technology Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ Stock Market LLC under the ticker symbol "TDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts included in the Index.

The Index includes up to 100 Technology and Telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a Technology or Telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million. International securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (8/13/12)   Inception (8/13/12)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                        0.63%            9.67%            44.60%                15.05%
 Market Price                                               1.08%            9.33%            45.30%                15.26%

INDEX PERFORMANCE
 NASDAQ Technology Dividend Index(SM)                       0.91%           10.37%            47.13%                15.81%
 S&P 500(R) Index                                           5.93%           12.73%            55.76%                18.35%
 S&P 500 Information Technology Index                       5.85%           18.11%            49.89%                16.64%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ Technology Dividend Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       78.74%
Telecommunication Services                   20.02
Consumer Discretionary                        0.88
Industrials                                   0.19
Health Care                                   0.17
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
International Business Machines Corp.         8.34%
Apple, Inc.                                   8.15
Intel Corp.                                   7.91
Cisco Systems, Inc.                           7.84
Microsoft Corp.                               7.80
Oracle Corp.                                  4.14
QUALCOMM, Inc.                                4.02
Texas Instruments, Inc.                       3.32
Hewlett-Packard Co.                           2.60
Verizon Communications, Inc.                  2.07
                                            -------
     Total                                   56.19%
                                            =======

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                AUGUST 13, 2012 - MARCH 31, 2015

            First Trust NASDAQ Technology  NASDAQ Technology   S&P 500(R)  S&P 500 Information
            Dividend Index Fund            Dividend Index(SM)  Index       Technology Index
8/13/12     $10,000                        $10,000             $10,000     $10,000
9/30/12       9,928                          9,935              10,290      10,247
3/31/13      10,915                         10,959              11,339      10,105
9/30/13      11,665                         11,751              12,281      10,954
3/31/14      13,185                         13,329              13,817      12,690
9/30/14      14,369                         14,579              14,704      14,160
3/31/15      14,459                         14,712              15,576      14,989

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
8/14/12 - 9/30/12         33           0          0         0             0          0           0         0
10/1/12 - 9/30/13        230           1          0         0            19          0           0         0
10/1/13 - 9/30/14        210           1          0         0            39          2           0         0
10/1/14 - 3/31/15        101           1          0         0            22          1           0         0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

The Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Multi-Asset Diversified Income Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ Stock Market LLC under the ticker symbol "MDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts (20%), real estate investment trusts ("REITs") (20%), preferred securities (20%), master limited partnerships ("MLPs") (20%) and an exchange-traded fund (20%) that comprise the Index (each an "Index Segment"). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which include domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an exchange-traded fund that invests in high-yield or "junk" bonds. International securities included in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (8/13/12)   Inception (8/13/12)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                        1.05%            4.53%            21.74%                 7.77%
 Market Price                                               1.05%            4.53%            21.86%                 7.81%

INDEX PERFORMANCE
 NASDAQ Multi-Asset Diversified Income Index(SM)            1.61%            5.37%            24.09%                 8.55%
 S&P 500(R) Index                                           5.93%           12.73%            55.76%                18.35%
 Dow Jones U.S. Select Dividend Index(SM)*                  7.44%           10.13%            50.01%                16.67%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


* The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   64.30%
Energy                                       21.10
Utilities                                     5.90
Industrials                                   3.34
Consumer Discretionary                        1.47
Consumer Staples                              1.20
Materials                                     1.10
Information Technology                        0.74
Telecommunication Services                    0.49
Health Care                                   0.36
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
First Trust Tactical High Yield ETF          20.06%
CYS Investments, Inc.                         1.58
Chimera Investment Corp.                      1.48
Northern Tier Energy, L.P.                    1.47
Capstead Mortgage Corp.                       1.46
Two Harbors Investment Corp.                  1.35
MFA Financial, Inc.                           1.33
Martin Midstream Partners, L.P.               1.32
Capital Product Partners, L.P.                1.17
Teekay Offshore Partners, L.P.                1.17
                                            -------
     Total                                   32.39%
                                            =======


                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  AUGUST 13, 2012 - MARCH 31, 2015

            Multi-Asset Diversified  NASDAQ Multi-Asset            S&P 500(R)  Dow Jones U.S. Select
            Income Index Fund        Diversified Income Index(SM)  Index       Dividend Index(SM)
8/13/12     $10,000                  $10,000                       $10,000     $10,000
9/30/12      10,118                   10,132                        10,290      10,134
3/31/13      11,236                   11,298                        11,339      11,370
9/30/13      10,936                   11,020                        12,281      12,105
3/31/14      11,647                   11,775                        13,817      13,620
9/30/14      12,048                   12,211                        14,704      13,962
3/31/15      12,174                   12,407                        15,576      15,001

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
8/14/12 - 9/30/12         33           0          0         0             0          0           0         0
10/1/12 - 9/30/13        217           2          0         0            31          0           0         0
10/1/13 - 9/30/14        206           2          0         0            42          2           0         0
10/1/14 - 3/31/15        104           1          0         0            17          3           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

The International Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the NASDAQ International Multi-Asset Diversified Income Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ Stock Market LLC under the ticker symbol "YDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. dividend-paying equity securities and/or depositary receipts (20%), non-U.S. real estate investment trusts ("REITs") (20%), non-U.S. preferred securities (20%), infrastructure companies (20%) and an exchange-traded fund ("ETF") (20%), all of which comprise the Index (each an "Index Segment"). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which are composed of non-U.S. dividend-paying equity securities, non-U.S. REITs, non-U.S. preferred securities, infrastructure companies, and an index-based ETF. The ETF in which the Fund invests may invest in high yield fixed-income securities, commonly referred to as "junk bonds."

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (8/22/13)  Inception (8/22/13)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                        -4.62%          -4.36%             2.90%                1.80%
 Market Price                                               -5.32%          -4.40%             2.95%                1.83%

INDEX PERFORMANCE
 NASDAQ International Multi-Asset Diversified Income
    Index(SM)                                               -4.00%          -3.04%             5.52%                3.41%
 MSCI World Index Ex-US                                      0.00%          -1.39%            10.03%                6.14%
 Dow Jones EPAC Select Dividend(TM) Index*                  -3.94%          -8.03%             5.75%                3.55%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


* The Dow Jones EPAC Select Dividend(TM) Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ International Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   65.78%
Utilities                                    19.57
Energy                                        7.26
Industrials                                   3.37
Materials                                     1.23
Consumer Discretionary                        1.19
Telecommunication Services                    1.12
Information Technology                        0.48
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
iShares JP Morgan USD Emerging
   Markets Bond ETF                          20.46%
San Miguel Corp., Series 2A                   1.20
Standard Bank Group Ltd..                     1.18
TransCanada Corp., Series 3                   1.13
DUET Group                                    1.08
CEZ A.S.                                      1.08
TransAlta Corp.                               1.03
Cominar Real Estate Investment Trust          1.03
Northland Power, Inc.                         1.02
Cromwell Property Group                       0.98
                                            -------
     Total                                   30.19%
                                            =======


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       AUGUST 22, 2013 - MARCH 31, 2015

            International Multi-Asset      NASDAQ International Multi-Asset  MSCI World   Dow Jones EPAC Select
            Diversified Income Index Fund  Diversified Income Index(SM)      Index Ex-US  Dividend(TM) Index
8/13/12     $10,000                        $10,000                           $10,000      $10,000
9/30/13      10,380                         10,424                            10,493       10,600
3/31/14      10,759                         10,883                            11,158       11,499
9/30/14      10,788                         10,991                            11,003       11,009
3/31/15      10,290                         10,552                            11,003       10,575

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 23, 2013 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
8/23/13 - 9/30/13         17           1          0         0             8          0           0         0
10/1/13 - 9/30/14         47          89         55         2            41         17           1         0
10/1/14 - 3/31/15         39          56         13         1            11          2           3         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME ETF (FTHI)

The First Trust High Income ETF (the "Fund" or "FTHI") is an actively managed exchange-traded fund. The Fund's primary investment objective is to provide current income with a secondary objective to provide capital appreciation. The Fund invests primarily in large-cap equity securities listed on U.S. exchanges. The Fund also employs an "option strategy" in which it writes U.S. exchange-traded covered call options on the S&P 500(R) Index, in order to seek additional cash flow in the form of option premiums. These premiums may be distributed to shareholders on a monthly basis.

PORTFOLIO MANAGEMENT TEAM

Portfolio management decisions are made under the direction of the First Trust Advisors Investment Committee. Daily decisions are made primarily by two Investment Committee members:

John Gambla, CFA, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (1/6/14)    Inception (1/6/14)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                        4.32%            8.18%             9.18%                 7.40%
 Market Price                                               4.32%            8.12%             9.18%                 7.40%

INDEX PERFORMANCE
 CBOE S&P 500 BuyWrite Monthly Index*                       0.86%            4.86%             7.48%                 6.04%
 S&P 500(R) Index                                           5.93%           12.73%            16.10%                12.91%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


* The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500(R) Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME ETF (FTHI) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       21.51%
Consumer Staples                             16.06
Health Care                                  15.35
Industrials                                  12.12
Consumer Discretionary                       12.09
Energy                                        8.41
Financials                                    8.29
Materials                                     3.41
Telecommunication Services                    2.58
Utilities                                     0.18
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Apple, Inc.                                   4.13%
Texas Instruments, Inc.                       2.59
Verizon Communications, Inc.                  2.58
Altria Group, Inc.                            2.45
General Electric Co.                          2.41
Wal-Mart Stores, Inc.                         2.35
Exxon Mobil Corp.                             2.35
Merck & Co., Inc.                             2.35
Johnson & Johnson                             2.32
Boeing (The) Co.                              2.22
                                            -------
     Total                                   25.75%
                                            =======


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JANUARY 6, 2014 - MARCH 31, 2015

            First Trust High  CBOE S&P 500 BuyWrite  S&P 500(R)
            Income ETF        Monthly Index          Index
1/6/14      $10,000           $10,000                $10,000
3/31/14      10,093            10,250                 10,299
9/30/14      10,466            10,657                 10,960
3/31/15      10,918            10,748                 11,610

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
1/7/14 - 9/30/14          85           1          0         0            98          1           0         0
10/1/14 - 3/31/15         45           1          0         0            78          1           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW BETA INCOME ETF (FTLB)

The First Trust Low Beta Income ETF (the "Fund" or "FTLB") is an actively managed exchange-traded fund. The Fund's primary investment objective is to provide current income. The Fund invests primarily in large-cap equity securities listed on U.S. exchanges and will also employ an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500(R) Index ("Index"), in order to seek additional cash flow in the form of premiums on the options. Those premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund's price sensitivity to declining markets.

PORTFOLIO MANAGEMENT TEAM

Portfolio management decisions are made under the direction of the First Trust Advisors Investment Committee. Daily decisions are made primarily by two Investment Committee members:

John Gambla, CFA, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (1/6/14)    Inception (1/6/14)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                        2.97%            6.35%             6.91%                 5.58%
 Market Price                                               2.67%            6.35%             7.02%                 5.67%

INDEX PERFORMANCE
 CBOE S&P 500 95-110 Collar Index*                          2.95%            7.93%            10.13%                 8.16%
 S&P 500(R) Index                                           5.93%           12.73%            16.10%                12.91%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


* The CBOE S&P 500 95-110 Collar Index is a designed to protect an investment in S&P 500(R) stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500(R) Index; buying three-month S&P 500(R) put options to protect this S&P 500(R) portfolio from market decreases; and selling one-month S&P 500(R) call options to help finance the cost of the put options.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW BETA INCOME ETF (FTLB) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       21.50%
Consumer Staples                             16.07
Health Care                                  15.35
Industrials                                  12.11
Consumer Discretionary                       12.10
Energy                                        8.40
Financials                                    8.30
Materials                                     3.41
Telecommunication Services                    2.58
Utilities                                     0.18
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Apple, Inc.                                   4.13%
Texas Instruments, Inc.                       2.59
Verizon Communications, Inc.                  2.58
Altria Group, Inc.                            2.45
General Electric Co.                          2.41
Wal-Mart Stores, Inc.                         2.35
Merck & Co., Inc.                             2.35
Exxon Mobil Corp.                             2.35
Johnson & Johnson                             2.32
Boeing (The) Co.                              2.22
                                            -------
     Total                                   25.75%
                                            =======


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JANUARY 6, 2014 - MARCH 31, 2015

            First Trust Low Beta  CBOE S&P 500         S&P 500(R)
            Income ETF            95-110 Collar Index  Index
1/6/14      $10,000               $10,000              $10,000
3/31/14      10,053                10,203               10,299
9/30/14      10,383                10,697               10,960
3/31/15      10,691                11,013               11,610

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
1/7/14 - 9/30/14          88           3          3         0            81         10           0         0
10/1/14 - 3/31/15         47           4          1         0            69          4           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

The First Trust NASDAQ Rising Dividend Achievers ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the fees and expenses) of the NASDAQ U.S. Rising Dividend Achievers Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index. The Index is composed of the securities of 50 companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income-producing securities.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (1/6/14)    Inception (1/6/14)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                        6.71%           11.78%            14.06%                11.28%
 Market Price                                               6.71%           11.45%            14.06%                11.28%

INDEX PERFORMANCE
 NASDAQ U.S. Rising Dividend Achievers Index                6.91%           12.26%            14.73%                11.82%
 Dow Jones U.S. Select Dividend Index(SM)*                  7.44%           10.13%            16.11%                12.91%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


* The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ U.S. Rising Dividend Achievers Index are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   30.00%
Information Technology                       23.72
Energy                                       12.29
Industrials                                  12.03
Consumer Discretionary                        9.98
Health Care                                   9.93
Consumer Staples                              2.05
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Valero Energy Corp.                           2.11%
Accenture PLC, Class A                        2.09
Schlumberger Ltd.                             2.07
Archer-Daniels-Midland Co.                    2.06
National Oilwell Varco, Inc.                  2.06
TJX (The) Cos., Inc.                          2.06
Gap, Inc.                                     2.05
General Dynamics Corp.                        2.04
Aflac, Inc.                                   2.04
Helmerich & Payne, Inc.                       2.04
                                            -------
     Total                                   20.62%
                                            =======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           JANUARY 6, 2014 - MARCH 31, 2015

            First Trust NASDAQ Rising  NASDAQ U.S. Rising        Dow Jones U.S. Select
            Dividend Achievers ETF     Dividend Achievers Index  Dividend Index(SM)
1/6/14      $10,000                    $10,000                   $10,000
3/31/14      10,204                     10,220                    10,543
9/30/14      10,688                     10,731                    10,807
3/31/15      11,406                     11,473                    11,611

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
1/7/14 - 9/30/14         123           4          1         0            55          2           0         0
10/1/14 - 3/31/15         74           4          0         0            47          0           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

The First Trust Dorsey Wright Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright Focus Five Index (the "Index"). The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates LLC's (the "Index Provider") proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (3/5/14)    Inception (3/5/14)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                        17.70%          27.40%            19.95%                18.51%
 Market Price                                               17.99%          27.70%            20.30%                18.83%

INDEX PERFORMANCE
 Dorsey Wright Focus Five Index                             17.88%          27.71%            20.33%                18.86%
 S&P 500(R) Index                                            5.93%          12.73%            12.78%                11.88%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates LLC ("Dorsey Wright"). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright's only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV) (CONTINUED)

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MARCH 5, 2014 - MARCH 31, 2015

            First Trust Dorsey Wright  Dorsey Wright     S&P 500(R)
            Focus 5 ETF                Focus Five Index  Index
3/5/14      $10,000                    $10,000           $10,000
3/31/14       9,421                      9,416            10,004
9/30/14      10,191                     10,208            10,647
3/31/15      11,995                     12,033            11,278

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 6, 2014 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/6/14 - 9/30/14         131           0          0         0            14          0           0         0
10/1/14 - 3/31/15         76           3          0         1            42          3           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)

The First Trust RBA American Industrial Renaissance(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance(R) Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. equity securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (3/10/14)   Inception (3/10/14)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                        4.28%           -2.55%            -4.46%                -4.22%
 Market Price                                               4.39%           -2.55%            -4.36%                -4.12%

INDEX PERFORMANCE
 Richard Bernstein Advisors American Industrial
    Renaissance(R) Index                                    4.71%           -1.83%            -3.70%                -3.50%
 S&P 500(R) Index                                           5.93%           12.73%            12.54%                11.82%
 S&P 500(R) Industrials Index                               5.85%            8.73%             8.24%                 7.77%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


The Fund is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors ("RBA"). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA's only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  95.19%
Financials                                    4.81
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Dycom Industries, Inc.                        4.64%
Power Solutions International, Inc.           4.41
FreightCar America, Inc.                      3.87
MYR Group, Inc.                               3.82
PowerSecure International, Inc.               3.81
Comfort Systems USA, Inc.                     3.80
RBC Bearings, Inc.                            3.78
Douglas Dynamics, Inc.                        3.64
Enphase Energy, Inc.                          3.63
Babcock & Wilcox (The) Co.                    3.54
                                            -------
     Total                                   38.94%
                                            =======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     MARCH 10, 2014 - MARCH 31, 2015

            First Trust RBA American         Richard Bernstein Advisors American    S&P 500(R)    S&P 500(R)
            Industrial Renaissance(R) ETF    Industrial Renaissance(R) Index        Index         Industrials Index
3/10/14     $10,000                          $10,000                                $10,000       $10,000
3/31/14       9,805                            9,810                                  9,983         9,955
9/30/14       9,163                            9,197                                 10,624        10,226
3/31/15       9,555                            9,630                                 11,254        10,824

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/11/14 - 9/30/14        104           4          0         0            31          3           0         0
10/1/14 - 3/31/15         87           2          0         0            35          1           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

The First Trust RBA Quality Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Richard Bernstein Advisors Quality Income Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and non-U.S., including emerging market, equity securities that comprise the Index. The non-U.S. equity securities may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or other depositary receipts. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income-producing equity securities. The Index is focused on total return through a combination of dividend income and capital appreciation. The Index attempts to control the risks associated with investing in higher-yielding stocks, yet maintain attractive current income.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            CUMULATIVE          AVERAGE ANNUAL
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (3/10/14)   Inception (3/10/14)
                                                           3/31/15         3/31/15          to 3/31/15            to 3/31/15
FUND PERFORMANCE
 NAV                                                         9.98%           9.37%            11.23%                10.59%
 Market Price                                                9.97%           9.04%            11.38%                10.73%

INDEX PERFORMANCE
 Richard Bernstein Advisors Quality Income Index            10.43%          10.32%            12.22%                11.52%
 S&P 500(R) Index                                            5.93%          12.73%            12.54%                11.82%
 Dow Jones U.S. Select Dividend Index(SM)*                   7.44%          10.13%            13.01%                12.26%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


* The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

The Fund is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors ("RBA"). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA's only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA QUALITY INCOME ETF (QINC) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   32.08%
Utilities                                    21.95
Health Care                                   9.01
Consumer Discretionary                        8.33
Consumer Staples                              8.18
Energy                                        7.49
Industrials                                   4.92
Materials                                     4.07
Information Technology                        2.10
Telecommunication Services                    1.87
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Hasbro, Inc.                                  2.43%
UIL Holdings Corp.                            2.29
JM Smucker Co.                                2.28
Cracker Barrel Old Country Store,
   Inc.                                       2.22
Waddell & Reed Financial, Inc.,
   Class A                                    2.22
Bank of Hawaii Corp.                          2.20
FirstMerit Corp.                              2.19
Sanofi, ADR                                   2.18
Cullen/Frost Bankers, Inc.                    2.17
Pfizer, Inc.                                  2.14
                                            -------
     Total                                   22.32%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MARCH 10, 2014 - MARCH 31, 2015

            First Trust RBA Quality  Richard Bernstein Advisors  S&P 500(R)  Dow Jones U.S. Select
            Income ETF               Quality Income Index        Index       Dividend Index(SM)
3/10/14     $10,000                  $10,000                     $10,000     $10,000
3/31/14      10,170                   10,172                       9,983      10,262
9/30/14      10,114                   10,162                      10,624      10,520
3/31/15      11,123                   11,222                      11,254      11,302

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/11/14 - 9/30/14         87           3          0         0            49          3           0         0
10/1/14 - 3/31/15         76           3          0         0            40          6           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)

The First Trust Dorsey Wright International Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright International Focus Five Index (the "Index"). The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates LLC's (the "Index Provider") proprietary methodology, which takes into account the performance of each of the First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust international ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CUMULATIVE
                                                                                                                 TOTAL RETURNS
                                                                                          6 Months Ended      Inception (7/22/14)
                                                                                              3/31/15             to 3/31/15
FUND PERFORMANCE
 NAV                                                                                           4.67%                -3.25%
 Market Price                                                                                  4.44%                -3.20%

INDEX PERFORMANCE
 Dorsey Wright International Focus Five Index                                                  4.38%                -3.78%
 MSCI All Country World Ex-US Index                                                           -0.51%                -6.02%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


The Fund is not sposored, endorsed, sold or promoted by Dorsey, Wright & Associates LLC ("Dorsey Wright"). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright's only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          JULY 22, 2014 - MARCH 31, 2015

            First Trust Dorsey Wright   Dorsey Wright International   MSCI All Country
            International Focus 5 ETF   Focus Five Index              World Ex-US Index
7/22/14     $10,000                     $10,000                       $10,000
9/30/14       9,243                       9,219                         9,446
3/31/15       9,675                       9,622                         9,398

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 23, 2014 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
7/23/14 - 9/30/14         40           1          0         0             8          0           0         0
10/1/14 - 3/31/15        101           2          0         0            22          0           0         0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND VI

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2015 (UNAUDITED)

As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust High Income ETF, First Trust Low Beta Income ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust RBA Quality Income ETF, or First Trust Dorsey Wright International Focus 5 ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO         EXPENSES PAID
                                                     BEGINNING             ENDING          BASED ON THE           DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH             SIX-MONTH
                                                  OCTOBER 1, 2014      MARCH 31, 2015         PERIOD              PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
Actual                                               $1,000.00           $1,006.30             0.50%                $2.50
Hypothetical (5% return before expenses)             $1,000.00           $1,022.44             0.50%                $2.52

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
Actual                                               $1,000.00           $1,010.50             0.53%                $2.66
Hypothetical (5% return before expenses)             $1,000.00           $1,022.29             0.53%                $2.67

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
Actual                                               $1,000.00           $  953.80             0.70%                $3.41
Hypothetical (5% return before expenses)             $1,000.00           $1,021.44             0.70%                $3.53

FIRST TRUST EXCHANGE-TRADED FUND VI

MARCH 31, 2015 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO         EXPENSES PAID
                                                     BEGINNING             ENDING          BASED ON THE           DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH             SIX-MONTH
                                                  OCTOBER 1, 2014      MARCH 31, 2015         PERIOD              PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST HIGH INCOME ETF (FTHI)
Actual                                               $1,000.00           $1,043.20             0.85%                $4.33
Hypothetical (5% return before expenses)             $1,000.00           $1,020.69             0.85%                $4.28

FIRST TRUST LOW BETA INCOME ETF (FTLB)
Actual                                               $1,000.00           $1,029.70             0.85%                $4.30
Hypothetical (5% return before expenses)             $1,000.00           $1,020.69             0.85%                $4.28

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
Actual                                               $1,000.00           $1,067.10             0.50%                $2.58
Hypothetical (5% return before expenses)             $1,000.00           $1,022.44             0.50%                $2.52

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
Actual                                               $1,000.00           $1,177.00             0.30%                $1.63
Hypothetical (5% return before expenses)             $1,000.00           $1,023.44             0.30%                $1.51

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
Actual                                               $1,000.00           $1,042.80             0.70%                $3.57
Hypothetical (5% return before expenses)             $1,000.00           $1,021.44             0.70%                $3.53

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
Actual                                               $1,000.00           $1,099.80             0.70%                $3.66
Hypothetical (5% return before expenses)             $1,000.00           $1,021.44             0.70%                $3.53

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
Actual                                               $1,000.00           $1,046.70             0.31%                $1.58
Hypothetical (5% return before expenses)             $1,000.00           $1,023.39             0.31%                $1.56


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (October 1, 2014 through March 31, 2015), multiplied by 182/365 (to reflect the one-half year period).

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.8%
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.2%
    40,549  West Corp.                           $  1,367,718
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 14.0%
    16,314  ADTRAN, Inc.                              304,582
    65,388  Brocade Communications
               Systems, Inc.                          775,829
 2,042,806  Cisco Systems, Inc.                    56,228,235
     9,941  Comtech Telecommunications
               Corp.                                  287,792
    43,557  Harris Corp.                            3,430,549
     8,977  InterDigital, Inc.                        455,493
    62,147  Juniper Networks, Inc.                  1,403,279
    75,690  Motorola Solutions, Inc.                5,046,252
   196,096  Nokia OYJ, ADR                          1,486,408
     8,559  Plantronics, Inc.                         453,199
   415,688  QUALCOMM, Inc.                         28,823,806
   151,088  Telefonaktiebolaget LM Ericsson,
               ADR                                  1,896,155
     8,618  Ubiquiti Networks, Inc.                   254,662
                                                 ------------
                                                  100,846,241
                                                 ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 14.7%
   436,075  AT&T, Inc.                             14,237,849
     6,822  Atlantic Tele-Network, Inc.               472,219
   344,003  BCE, Inc.                              14,571,967
     9,197  BT Group PLC, ADR                         599,368
   398,066  CenturyLink, Inc.                      13,753,180
    21,682  Cogent Communications Group,
               Inc.                                   766,025
    96,567  Consolidated Communications
               Holdings, Inc.                       1,969,967
 1,323,125  Frontier Communications Corp.           9,328,031
    18,650  Inteliquent, Inc.                         293,551
    24,315  Nippon Telegraph & Telephone
               Corp., ADR                             749,388
   110,286  Orange S.A., ADR                        1,765,679
   278,833  Telefonica S.A., ADR                    4,001,254
   423,815  TELUS Corp.                            14,087,611
   304,770  Verizon Communications, Inc.           14,820,965
 1,910,113  Windstream Holdings, Inc.              14,134,836
                                                 ------------
                                                  105,551,890
                                                 ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 1.3%
    16,299  CDW Corp.                                 606,975
   380,476  Corning, Inc.                           8,629,195
                                                 ------------
                                                    9,236,170
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            HEALTH CARE TECHNOLOGY -- 0.2%
     8,871  Computer Programs & Systems,
               Inc.                              $    481,340
    44,326  Quality Systems, Inc.                     708,330
                                                 ------------
                                                    1,189,670
                                                 ------------
            HOUSEHOLD DURABLES -- 0.9%
   133,352  Garmin Ltd.                             6,336,887
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 0.8%
    24,613  InterActiveCorp.                        1,660,639
    14,212  j2 Global, Inc.                           933,444
    33,713  NetEase, Inc., ADR                      3,549,979
                                                 ------------
                                                    6,144,062
                                                 ------------
            IT SERVICES -- 9.5%
    33,495  Amdocs Ltd.                             1,822,128
    32,315  Computer Sciences Corp.                 2,109,523
    12,984  CSG Systems International, Inc.           394,584
     7,646  DST Systems, Inc.                         846,489
     5,656  Forrester Research, Inc.                  208,028
    53,716  Infosys Ltd., ADR                       1,884,357
   372,256  International Business Machines
               Corp.                               59,747,088
    17,084  Science Applications International
               Corp.                                  877,263
    10,405  Wipro Ltd., ADR                           138,595
                                                 ------------
                                                   68,028,055
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 21.3%
    69,063  Advanced Semiconductor
               Engineering, Inc., ADR                 497,254
    97,956  Altera Corp.                            4,203,292
   143,826  Analog Devices, Inc.                    9,061,038
   358,175  Applied Materials, Inc.                 8,080,428
    13,196  ARM Holdings PLC, ADR                     650,563
    11,799  ASML Holding N.V., ADR                  1,192,053
    45,107  Avago Technologies Ltd.                 5,727,687
   106,557  Broadcom Corp., Class A                 4,613,385
    36,866  Brooks Automation, Inc.                   428,752
     3,255  ChipMOS TECHNOLOGIES
               Bermuda Ltd.                            80,268
    90,038  Cypress Semiconductor Corp.             1,270,436
    70,373  Himax Technologies, Inc., ADR             445,461
     4,198  Integrated Silicon Solution, Inc.          75,102
 1,813,029  Intel Corp.                            56,693,417
    73,352  Intersil Corp., Class A                 1,050,401
    86,864  KLA-Tencor Corp.                        5,063,303
    19,047  Lam Research Corp.                      1,337,766
    97,871  Linear Technology Corp.                 4,580,363
   138,914  Marvell Technology Group Ltd.           2,042,036
   162,156  Maxim Integrated Products, Inc.         5,644,650
    13,797  Micrel, Inc.                              208,059
   102,070  Microchip Technology, Inc.              4,991,223
    17,991  MKS Instruments, Inc.                     608,276
     6,048  Monolithic Power Systems, Inc.            318,427


                        See Notes to Financial Statements                Page 27

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
   152,931  NVIDIA Corp.                         $  3,200,081
     4,294  Power Integrations, Inc.                  223,631
    13,924  Silicon Motion Technology Corp.,
               ADR                                    374,277
    37,040  Teradyne, Inc.                            698,204
     9,643  Tessera Technologies, Inc.                388,420
   416,136  Texas Instruments, Inc.                23,796,737
   126,160  Xilinx, Inc.                            5,336,568
                                                 ------------
                                                  152,881,558
                                                 ------------
            SOFTWARE -- 15.4%
     8,439  Advent Software, Inc.                     372,244
     8,939  Blackbaud, Inc.                           423,530
   248,575  CA, Inc.                                8,106,031
     7,642  Ebix, Inc.                                232,164
    13,593  Epiq Systems, Inc.                        243,722
    45,534  Intuit, Inc.                            4,414,977
    17,915  Mentor Graphics Corp.                     430,497
 1,374,759  Microsoft Corp.                        55,890,827
     7,217  Monotype Imaging Holdings, Inc.           235,563
     7,552  NICE Systems Ltd., ADR                    460,143
    25,558  Open Text Corp.                         1,351,763
   687,851  Oracle Corp.                           29,680,771
     7,395  Pegasystems, Inc.                         160,841
    16,315  SAP SE, ADR                             1,177,453
    16,065  Solera Holdings, Inc.                     829,918
   297,073  Symantec Corp.                          6,941,111
                                                 ------------
                                                  110,951,555
                                                 ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 16.2%
   469,277  Apple, Inc.                            58,392,137
    19,860  Canon, Inc., ADR                          702,448
    38,051  Diebold, Inc.                           1,349,289
   558,076  EMC Corp.                              14,264,423
   598,676  Hewlett-Packard Co.                    18,654,744
    36,492  Lexmark International, Inc.,
               Class A                              1,545,071
    53,980  Logitech International SA                 709,837
    94,979  NetApp, Inc.                            3,367,955
    40,137  SanDisk Corp.                           2,553,516
   179,467  Seagate Technology PLC                  9,337,668
    59,138  Western Digital Corp.                   5,382,149
                                                 ------------
                                                  116,259,237
                                                 ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 5.3%
   195,512  America Movil SAB de CV,
               Series L, ADR                        4,000,176
 1,371,382  Mobile TeleSystems OJSC, ADR           13,850,958
    45,833  Philippine Long Distance
               Telephone Co., ADR                   2,864,104
   425,848  Rogers Communications, Inc.,
               Class B                             14,257,391


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            WIRELESS TELECOMMUNICATION
               SERVICES (CONTINUED)
    10,276  Shenandoah Telecommunications
               Co.                               $    320,200
    55,883  Telephone & Data Systems, Inc.          1,391,487
    77,984  TIM Participacoes S.A., ADR             1,292,975
                                                 ------------
                                                   37,977,291
                                                 ------------
            TOTAL INVESTMENTS - 99.8%             716,770,334
            (Cost $687,905,353) (a)

            NET OTHER ASSETS AND
               LIABILITIES - 0.2%                   1,101,175
                                                 ------------
            NET ASSETS - 100.0%                  $717,871,509
                                                 ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $58,414,325 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $29,549,344.

ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                            VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                3/31/2015       PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*            $716,770,334  $716,770,334  $         --  $         --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


Page 28                 See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS -- 20.0%
            DIVERSIFIED REITS -- 1.7%
   418,907  Select Income REIT....................................................................  $  10,468,486
   100,245  WP Carey, Inc.........................................................................      6,816,660
                                                                                                    -------------
                                                                                                       17,285,146
                                                                                                    -------------
            HEALTH CARE REITS -- 3.7%
   145,796  HCP, Inc..............................................................................      6,299,845
   130,511  LTC Properties, Inc...................................................................      6,003,506
   483,604  Medical Properties Trust, Inc.........................................................      7,128,323
    77,545  National Health Investors, Inc........................................................      5,506,471
   157,069  Omega Healthcare Investors, Inc.......................................................      6,372,289
   189,241  Sabra Health Care REIT, Inc...........................................................      6,273,339
                                                                                                    -------------
                                                                                                       37,583,773
                                                                                                    -------------
            HOTEL & RESORT REITS -- 0.5%
   777,116  Hersha Hospitality Trust..............................................................      5,027,941
                                                                                                    -------------
            MORTGAGE REITS -- 9.7%
 1,266,334  Capstead Mortgage Corp................................................................     14,904,751
 4,784,956  Chimera Investment Corp...............................................................     15,024,762
   305,485  Colony Financial, Inc.................................................................      7,918,171
 1,804,346  CYS Investments, Inc..................................................................     16,076,723
 1,717,398  MFA Financial, Inc....................................................................     13,498,748
   393,763  Redwood Trust, Inc....................................................................      7,036,545
   440,534  Starwood Property Trust, Inc..........................................................     10,704,976
 1,293,191  Two Harbors Investment Corp...........................................................     13,733,689
                                                                                                    -------------
                                                                                                       98,898,365
                                                                                                    -------------
            OFFICE REITS -- 1.5%
   248,840  BioMed Realty Trust, Inc..............................................................      5,638,714
   168,807  DuPont Fabros Technology, Inc.........................................................      5,516,613
   106,240  Highwoods Properties, Inc.............................................................      4,863,667
                                                                                                    -------------
                                                                                                       16,018,994
                                                                                                    -------------
            RESIDENTIAL REITS -- 0.5%
    68,987  Mid-America Apartment Communities, Inc................................................      5,330,625
                                                                                                    -------------
            RETAIL REITS -- 0.5%
   129,394  National Retail Properties, Inc.......................................................      5,301,272
                                                                                                    -------------
            SPECIALIZED REITS -- 1.9%
   174,244  Corrections Corp. of America..........................................................      7,015,063
   116,018  EPR Properties........................................................................      6,964,561
   121,917  Plum Creek Timber Co., Inc............................................................      5,297,294
                                                                                                    -------------
                                                                                                       19,276,918
                                                                                                    -------------
            TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................    204,723,034
            (Cost $194,868,977)                                                                     -------------


                                                                                STATED    STATED
  SHARES                                 DESCRIPTION                             RATE    MATURITY       VALUE
----------  ------------------------------------------------------------------  ------  ----------  -------------
$25 PAR PREFERRED SECURITIES -- 20.0%
            BANKS -- 8.8%
   288,294  Barclays Bank PLC, Series 3.......................................  7.10%       (a)         7,449,517
   311,588  Barclays Bank PLC, Series 4.......................................  7.75%       (a)         8,113,751
   319,347  Barclays Bank PLC, Series 5.......................................  8.13%       (a)         8,382,859
   325,898  First Niagara Financial Group, Inc., Series B (b).................  8.63%       (a)         8,975,231
   334,244  GMAC Capital Trust I, Series 2 (b)................................  8.13%    02/15/40       8,773,905
   317,915  HSBC Holdings PLC.................................................  8.13%       (a)         8,342,090


                        See Notes to Financial Statements                Page 29

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2015 (UNAUDITED)

                                                                                STATED    STATED
  SHARES                                 DESCRIPTION                             RATE    MATURITY       VALUE
----------  ------------------------------------------------------------------  ------  ----------  -------------
$25 PAR PREFERRED SECURITIES (CONTINUED)
             BANKS (CONTINUED)
   322,373  HSBC Holdings PLC, Series 2.......................................  8.00%      (a)      $   8,455,844
   303,488  ING Groep NV......................................................  7.20%      (a)          7,826,955
   299,376  ING Groep NV......................................................  7.05%      (a)          7,693,963
   320,531  Lloyds Banking Group PLC..........................................  7.75%    07/15/50       8,147,898
   303,975  National Westminster Bank PLC, Series C...........................  7.76%      (a)          7,903,350
                                                                                                    -------------
                                                                                                       90,065,363
                                                                                                    -------------
            CAPITAL MARKETS -- 1.5%
   270,967  Deutsche Bank Contingent Capital Trust III........................  7.60%      (a)          7,668,366
   267,353  Deutsche Bank Contingent Capital Trust V..........................  8.05%      (a)          7,726,502
                                                                                                    -------------
                                                                                                       15,394,868
                                                                                                    -------------
            CONSUMER FINANCE -- 0.9%
   336,484  Ally Financial, Inc., Series A (b)................................  8.50%      (a)          8,974,028
                                                                                                    -------------
            DIVERSIFIED FINANCIAL SERVICES -- 5.3%
   311,157  Citigroup Capital XIII (b)........................................  7.88%    10/30/40       8,251,884
   282,429  Countrywide Capital IV............................................  6.75%    04/01/33       7,218,885
   294,944  Countrywide Capital V.............................................  7.00%    11/01/36       7,636,100
   298,026  Merrill Lynch Capital Trust III (b)...............................  7.38%    09/15/62       7,784,439
   292,209  Merrill Lynch Preferred Capital Trust III.........................  7.00%      (a)          7,501,005
   295,846  Merrill Lynch Preferred Capital Trust IV..........................  7.12%      (a)          7,644,661
   300,403  Merrill Lynch Preferred Capital Trust V, Series F.................  7.28%      (a)          7,777,434
                                                                                                    -------------
                                                                                                       53,814,408
                                                                                                    -------------
            MARINE -- 0.9%
   367,846  Seaspan Corp., Series C...........................................  9.50%      (a)          9,843,559
                                                                                                    -------------
            REAL ESTATE INVESTMENT TRUSTS -- 2.6%
   327,410  Colony Financial, Inc., Series A..................................  8.50%      (a)          8,709,106
   325,232  FelCor Lodging Trust, Inc., Series A..............................  1.95%      (a)          8,504,817
   355,585  NorthStar Realty Finance Corp., Series B..........................  8.25%      (a)          9,053,194
                                                                                                    -------------
                                                                                                       26,267,117
                                                                                                    -------------
            TOTAL $25 PAR PREFERRED SECURITIES....................................................    204,359,343
            (Cost $206,156,176)                                                                     -------------


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS -- 19.8%
            AUTOMOBILES -- 0.4%
   234,876  Ford Motor Co.........................................................................      3,790,899
                                                                                                    -------------
            BANKS -- 3.8%
   104,421  Community Bank System, Inc............................................................      3,695,459
   231,423  FirstMerit Corp.......................................................................      4,410,923
   335,264  FNB Corp..............................................................................      4,405,369
   135,081  Hancock Holding Co....................................................................      4,033,519
   433,938  National Penn Bancshares, Inc.........................................................      4,673,512
   200,944  Trustmark Corp........................................................................      4,878,920
   251,505  Umpqua Holdings Corp..................................................................      4,320,856
   108,711  United Bankshares, Inc................................................................      4,085,359
    93,291  Westamerica Bancorporation............................................................      4,031,104
                                                                                                    -------------
                                                                                                       38,535,021
                                                                                                    -------------
            CHEMICALS -- 0.3%
    73,988  Dow Chemical Co.......................................................................      3,549,944
                                                                                                    -------------


Page 30                 See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2015 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES -- 0.5%
   267,050  RR Donnelley & Sons Co................................................................  $   5,124,690
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
   102,764  Verizon Communications, Inc...........................................................      4,997,413
                                                                                                    -------------
            ELECTRIC UTILITIES -- 2.6%
    67,846  ALLETE, Inc...........................................................................      3,579,555
   142,703  Empire District Electric Co...........................................................      3,541,888
    51,314  Entergy Corp..........................................................................      3,976,322
   109,074  Exelon Corp...........................................................................      3,665,977
   109,767  FirstEnergy Corp......................................................................      3,848,431
    55,593  Pinnacle West Capital Corp............................................................      3,544,054
   132,358  PPL Corp..............................................................................      4,455,170
                                                                                                    -------------
                                                                                                       26,611,397
                                                                                                    -------------
            GAS UTILITIES -- 1.0%
    76,119  AGL Resources, Inc....................................................................      3,779,309
    68,792  Laclede Group, Inc....................................................................      3,523,526
    62,532  South Jersey Industries, Inc..........................................................      3,394,237
                                                                                                    -------------
                                                                                                       10,697,072
                                                                                                    -------------
            HOTELS, RESTAURANTS & LEISURE -- 0.4%
    38,584  McDonald's Corp.......................................................................      3,759,625
                                                                                                    -------------
            HOUSEHOLD DURABLES -- 0.4%
    78,206  Garmin Ltd............................................................................      3,716,349
                                                                                                    -------------
            INDUSTRIAL CONGLOMERATES -- 0.4%
   154,138  General Electric Co...................................................................      3,824,164
                                                                                                    -------------
            INSURANCE -- 0.4%
    71,020  Cincinnati Financial Corp.............................................................      3,783,946
                                                                                                    -------------
            MACHINERY -- 0.3%
    43,795  Caterpillar, Inc......................................................................      3,504,914
                                                                                                    -------------
            MEDIA -- 0.4%
    66,617  Meredith Corp.........................................................................      3,715,230
                                                                                                    -------------
            METALS & MINING -- 0.4%
    77,660  Nucor Corp............................................................................      3,691,180
                                                                                                    -------------
            MULTI-UTILITIES -- 2.2%
    90,161  Ameren Corp...........................................................................      3,804,794
   107,864  Avista Corp...........................................................................      3,686,792
   212,813  CenterPoint Energy, Inc...............................................................      4,343,513
    61,953  Consolidated Edison, Inc..............................................................      3,779,133
    88,656  Public Service Enterprise Group, Inc..................................................      3,716,460
    62,182  SCANA Corp............................................................................      3,419,388
                                                                                                    -------------
                                                                                                       22,750,080
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS -- 1.2%
    41,395  Chevron Corp..........................................................................      4,345,647
    74,371  ConocoPhillips........................................................................      4,630,339
    49,707  Occidental Petroleum Corp.............................................................      3,628,611
                                                                                                    -------------
                                                                                                       12,604,597
                                                                                                    -------------
            PAPER & FOREST PRODUCTS -- 0.4%
    86,295  Schweitzer-Mauduit International, Inc.................................................      3,979,925
                                                                                                    -------------
            PHARMACEUTICALS -- 0.4%
   104,274  Pfizer, Inc...........................................................................      3,627,692
                                                                                                    -------------


                        See Notes to Financial Statements                Page 31

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2015 (UNAUDITED)

 SHARES/
  UNITS                                          DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            SOFTWARE -- 0.3%
   109,130  CA, Inc...............................................................................  $   3,558,729
                                                                                                    -------------
            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.4%
   111,024  Diebold, Inc..........................................................................      3,936,911
                                                                                                    -------------
            THRIFTS & MORTGAGE FINANCE -- 0.8%
   300,813  Northwest Bancshares, Inc.............................................................      3,564,634
   333,398  People's United Financial, Inc........................................................      5,067,650
                                                                                                    -------------
                                                                                                        8,632,284
                                                                                                    -------------
            TOBACCO -- 1.2%
    71,954  Altria Group, Inc.....................................................................      3,599,139
    62,677  Philip Morris International, Inc......................................................      4,721,458
    56,090  Reynolds American, Inc................................................................      3,865,162
                                                                                                    -------------
                                                                                                       12,185,759
                                                                                                    -------------
            TRADING COMPANIES & DISTRIBUTORS -- 1.1%
   190,540  Aircastle Ltd.........................................................................      4,279,528
   182,575  TAL International Group, Inc..........................................................      7,436,280
                                                                                                    -------------
                                                                                                       11,715,808
                                                                                                    -------------
            TOTAL COMMON STOCKS...................................................................    202,293,629
            (Cost $196,037,831)                                                                     -------------

MASTER LIMITED PARTNERSHIPS -- 19.8%

            ENERGY EQUIPMENT & SERVICES -- 1.2%
   467,487  Exterran Partners, L.P................................................................     11,649,776
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS -- 18.6%
    89,988  Buckeye Partners, L.P.................................................................      6,795,894
 1,255,999  Capital Product Partners, L.P.........................................................     11,931,991
   201,300  Cheniere Energy Partners, L.P.........................................................      6,030,948
   820,023  Crestwood Midstream Partners, L.P.....................................................     11,898,534
   231,456  DCP Midstream Partners, L.P...........................................................      8,552,299
   376,373  Dorchester Minerals, L.P..............................................................      8,558,722
   163,861  Enbridge Energy Partners, L.P.........................................................      5,900,635
   119,242  Energy Transfer Partners, L.P.........................................................      6,647,742
   145,284  Enterprise Products Partners, L.P.....................................................      4,784,202
   347,441  Golar LNG Partners, L.P...............................................................      9,342,689
   219,568  Holly Energy Partners, L.P............................................................      6,903,218
    45,225  Magellan Midstream Partners, L.P......................................................      3,469,210
   105,203  MarkWest Energy Partners, L.P.........................................................      6,953,918
   380,200  Martin Midstream Partners, L.P........................................................     13,474,288
   588,777  Northern Tier Energy, L.P.............................................................     14,919,609
   130,876  NuStar Energy, L.P....................................................................      7,944,173
   204,444  ONEOK Partners, L.P...................................................................      8,349,493
   121,374  Plains All American Pipeline, L.P.....................................................      5,919,410
    89,099  Spectra Energy Partners, L.P..........................................................      4,614,437
   231,304  Teekay LNG Partners, L.P..............................................................      8,639,204
   563,803  Teekay Offshore Partners, L.P.........................................................     11,901,881
   233,226  Transmontaigne Partners, L.P..........................................................      7,526,203
    62,092  Western Gas Partners, L.P.............................................................      4,088,758
   107,988  Williams Partners, L.P................................................................      5,315,169
                                                                                                    -------------
                                                                                                      190,462,627
                                                                                                    -------------
            TOTAL MASTER LIMITED PARTNERSHIPS.....................................................    202,112,403
            (Cost $208,165,176)                                                                     -------------


Page 32                 See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2015 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 20.0%
            CAPITAL MARKETS -- 20.0%
 4,042,973  First Trust Tactical High Yield ETF*..................................................  $  204,170,136
                                                                                                    --------------
            TOTAL EXCHANGE-TRADED FUNDS...........................................................     204,170,136
            (Cost $199,568,765)                                                                     --------------

            TOTAL INVESTMENTS - 99.6%.............................................................   1,017,658,545
            (Cost $1,004,796,925) (c)
            NET OTHER ASSETS AND LIABILITIES - 0.4%...............................................       4,251,381
                                                                                                    --------------
            NET ASSETS - 100.0%...................................................................  $1,021,909,926
                                                                                                    ==============


(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,883,085 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,021,465.

*     Represents investment in affiliated funds.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                              3/31/2015         PRICES          INPUTS          INPUTS
---------------------------------------------------    --------------  --------------   -------------   -------------
Real Estate Investment Trusts**....................    $  204,723,034  $  204,723,034   $          --   $          --
$25 Par Preferred Securities**.....................       204,359,343     204,359,343              --              --
Common Stocks**....................................       202,293,629     202,293,629              --              --
Master Limited Partnerships**......................       202,112,403     202,112,403              --              --
Exchange-Traded Funds**............................       204,170,136     204,170,136              --              --
                                                       --------------  --------------   -------------   -------------
Total Investments..................................    $1,017,658,545  $1,017,658,545   $          --   $          --
                                                       ==============  ==============   =============   =============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


                        See Notes to Financial Statements                Page 33

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS -- 39.5%
            BANKS -- 6.8%
   136,066  Agricultural Bank of China Ltd., Class H..............................................  $      67,220
    33,800  AMMB Holdings Bhd.....................................................................         58,045
     2,536  Australia & New Zealand Banking Group Ltd.............................................         70,772
   543,108  Banco de Chile........................................................................         60,790
 1,161,211  Banco Santander Chile.................................................................         63,220
   113,895  Bank of China Ltd., Class H...........................................................         65,669
     6,200  Bendigo and Adelaide Bank Ltd.........................................................         59,264
       772  Canadian Imperial Bank of Commerce....................................................         55,967
    84,456  China Construction Bank Corp., Class H................................................         70,047
       812  Commonwealth Bank of Australia........................................................         57,764
    92,918  Industrial & Commercial Bank of China Ltd., Class H...................................         68,436
       276  Komercni Banka AS.....................................................................         59,645
     1,480  Laurentian Bank of Canada.............................................................         55,213
    32,100  Malayan Banking Bhd...................................................................         80,868
    75,100  Mega Financial Holding Co., Ltd.......................................................         62,283
     2,517  Swedbank AB, A Shares.................................................................         60,235
     2,310  Westpac Banking Corp..................................................................         69,286
                                                                                                    -------------
                                                                                                        1,084,724
                                                                                                    -------------
            CAPITAL MARKETS -- 0.8%
     1,829  IGM Financial, Inc....................................................................         64,998
     1,065  Macquarie Group Ltd...................................................................         62,192
                                                                                                    -------------
                                                                                                          127,190
                                                                                                    -------------
            CONSTRUCTION & ENGINEERING -- 0.3%
     1,663  NCC AB, Class B.......................................................................         55,149
                                                                                                    -------------
            CONSTRUCTION MATERIALS -- 0.8%
    48,892  Asia Cement Corp......................................................................         61,486
    51,352  Taiwan Cement Corp....................................................................         72,375
                                                                                                    -------------
                                                                                                          133,861
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
     1,710  Belgacom S.A..........................................................................         59,895
    11,840  Telstra Corp., Ltd....................................................................         56,903
                                                                                                    -------------
                                                                                                          116,798
                                                                                                    -------------
            ELECTRIC UTILITIES -- 7.4%
   134,003  AusNet Services.......................................................................        149,013
     7,051  CEZ A.S...............................................................................        172,590
     1,685  Elia System Operator S.A./N.V.........................................................         70,986
     2,829  Emera, Inc............................................................................         92,026
     2,479  Fortis, Inc...........................................................................         75,512
     6,558  Fortum OYJ............................................................................        137,927
    33,137  Luz del Sur SAA.......................................................................        113,435
    80,761  Spark Infrastructure Group............................................................        121,793
     5,744  SSE PLC...............................................................................        127,639
    29,330  Terna Rete Elettrica Nazionale SpA....................................................        129,302
                                                                                                    -------------
                                                                                                        1,190,223
                                                                                                    -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.5%
    59,324  WPG Holdings Ltd......................................................................         76,406
                                                                                                    -------------
            INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 4.2%
    13,086  Algonquin Power & Utilities Corp......................................................         96,708
     6,636  Capital Power Corp....................................................................        128,418
    13,777  Innergex Renewable Energy, Inc........................................................        121,829
    11,896  Northland Power, Inc..................................................................        162,583


Page 34                 See Notes to Financial Statements

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2015 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (CONTINUED)
    17,661  TransAlta Corp........................................................................  $     163,844
                                                                                                    -------------
                                                                                                          673,382
                                                                                                    -------------
            INDUSTRIAL CONGLOMERATES -- 1.1%
    45,500  Boustead Holdings Bhd.................................................................         56,514
     9,800  Keppel Corp., Ltd.....................................................................         64,269
    19,400  SembCorp Industries Ltd...............................................................         59,656
                                                                                                    -------------
                                                                                                          180,439
                                                                                                    -------------
            INSURANCE -- 4.7%
     8,578  Amlin PLC.............................................................................         64,323
     5,557  Catlin Group Ltd......................................................................         58,486
     3,866  CNP Assurances........................................................................         67,799
     4,389  Delta Lloyd N.V.......................................................................         82,776
    16,601  Insurance Australia Group Ltd.........................................................         77,129
     4,894  Liberty Holdings Ltd..................................................................         67,727
    20,933  MMI Holdings Ltd......................................................................         56,643
     6,244  Phoenix Group Holdings................................................................         75,349
     1,850  SCOR SE...............................................................................         62,491
       652  Swiss Re AG...........................................................................         63,134
       225  Zurich Insurance Group AG.............................................................         76,243
                                                                                                    -------------
                                                                                                          752,100
                                                                                                    -------------
            MEDIA -- 1.2%
     3,775  Corus Entertainment, Inc., B Shares...................................................         57,345
    14,689  SKY Network Television Ltd............................................................         64,901
    11,017  Television Broadcasts Ltd.............................................................         67,998
                                                                                                    -------------
                                                                                                          190,244
                                                                                                    -------------
            METALS & MINING -- 0.4%
     2,631  BHP Billiton Ltd......................................................................         62,181
                                                                                                    -------------
            MULTI-UTILITIES -- 6.0%
     9,499  AGL Energy Ltd........................................................................        109,971
    39,857  Centrica PLC..........................................................................        149,583
    88,983  DUET Group............................................................................        172,824
     6,847  GDF Suez..............................................................................        135,502
     8,482  National Grid PLC.....................................................................        108,798
    42,613  REN -- Redes Energeticas Nacionais SGPS S.A...........................................        125,179
   335,300  YTL Corp. Bhd.........................................................................        151,195
                                                                                                    -------------
                                                                                                          953,052
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS -- 1.3%
     1,886  Royal Dutch Shell PLC, A Shares.......................................................         56,177
     1,726  Royal Dutch Shell PLC, B Shares.......................................................         53,742
     3,799  Woodside Petroleum Ltd................................................................         99,884
                                                                                                    -------------
                                                                                                          209,803
                                                                                                    -------------
            THRIFTS & MORTGAGE FINANCE -- 0.3%
     2,330  Genworth MI Canada, Inc...............................................................         51,510
                                                                                                    -------------
            TRADING COMPANIES & DISTRIBUTORS -- 0.3%
     4,100  Mitsui & Co., Ltd.....................................................................         55,107
                                                                                                    -------------
            TRANSPORTATION INFRASTRUCTURE -- 0.4%
    24,600  SATS Ltd..............................................................................         55,210
                                                                                                    -------------

                        See Notes to Financial Statements               Page 35

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2015 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            WATER UTILITIES -- 1.9%
     6,809  Pennon Group PLC......................................................................  $      83,430
     3,132  Severn Trent PLC......................................................................         95,661
   347,400  TTW PCL...............................................................................        121,708
                                                                                                    -------------
                                                                                                          300,799
                                                                                                    -------------
            WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
     5,209  Tele2 AB, Class B.....................................................................         62,359
                                                                                                    -------------
            TOTAL COMMON STOCKS...................................................................      6,330,537
            (Cost $6,548,692)                                                                       -------------

REAL ESTATE INVESTMENT TRUSTS -- 19.9%
            DIVERSIFIED REITS -- 7.3%
    12,834  Artis Real Estate Investment Trust....................................................        151,793
    28,081  Charter Hall Group....................................................................        109,078
    10,790  Cominar Real Estate Investment Trust..................................................        163,484
    49,282  Growthpoint Properties Ltd............................................................        116,491
     6,489  H&R Real Estate Investment Trust......................................................        119,528
   182,500  Mapletree Greater China Commercial Trust..............................................        138,303
   145,426  Redefine Properties Ltd...............................................................        148,675
    33,929  Stockland.............................................................................        116,289
    79,100  Suntec Real Estate Investment Trust...................................................        106,919
                                                                                                    -------------
                                                                                                        1,170,560
                                                                                                    -------------
            INDUSTRIAL REITS -- 2.6%
    53,171  BWP Trust.............................................................................        121,493
   134,600  Mapletree Industrial Trust............................................................        154,966
   157,900  Mapletree Logistics Trust.............................................................        143,248
                                                                                                    -------------
                                                                                                          419,707
                                                                                                    -------------
            OFFICE REITS -- 3.1%
   181,476  Cromwell Property Group...............................................................        156,881
    18,509  Dexus Property Group..................................................................        106,858
    35,185  Investa Office Fund...................................................................        104,515
   146,000  Keppel REIT...........................................................................        127,664
                                                                                                    -------------
                                                                                                          495,918
                                                                                                    -------------
            RETAIL REITS -- 6.9%
     4,604  Calloway Real Estate Investment Trust.................................................        105,781
    76,000  CapitaMall Trust......................................................................        121,835
    39,677  Charter Hall Retail REIT..............................................................        129,644
     2,394  Eurocommercial Properties N.V.........................................................        109,800
    53,390  Federation Centres....................................................................        123,620
     2,729  Klepierre.............................................................................        134,071
     5,072  Mercialys S.A.........................................................................        128,897
    69,712  Novion Property Group.................................................................        133,271
     4,644  RioCan Real Estate Investment Trust...................................................        106,223
                                                                                                    -------------
                                                                                                        1,093,142
                                                                                                    -------------
            TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................      3,179,327
            (Cost $3,185,644)                                                                       -------------


Page 36                 See Notes to Financial Statements

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2015 (UNAUDITED)

                                                                                STATED    STATED
  SHARES                               DESCRIPTION                               RATE    MATURITY       VALUE
----------  ------------------------------------------------------------------  ------  ----------  -------------
$25 PAR PREFERRED SECURITIES -- 12.4%
            BANKS -- 4.1%
     5,586  Bank of Montreal, Series 13.......................................  4.50%      (a)      $     112,377
     5,532  Bank of Nova Scotia, Series 15....................................  4.50%      (a)            112,252
     4,480  Royal Bank of Canada, Series AJ (b)...............................  3.52%      (a)             89,879
     5,056  Royal Bank of Canada, Series AL (b)...............................  4.26%      (a)            104,310
     5,556  Royal Bank of Canada, Series AZ (b)...............................  4.00%      (a)            110,019
     6,216  Royal Bank of Canada, Series W....................................  4.90%      (a)            124,119
                                                                                                    -------------
                                                                                                          652,956
                                                                                                    -------------
            INSURANCE -- 1.5%
     6,157  Manulife Financial Corp., Series 2................................  4.65%      (a)            119,100
     6,169  Sun Life Financial, Inc., Series 1................................  4.75%      (a)            120,307
                                                                                                    -------------
                                                                                                          239,407
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS -- 5.9%
     7,677  Enbridge, Inc., Series P (b)......................................  4.00%      (a)            118,257
     7,721  Enbridge, Inc., Series R (b)......................................  4.00%      (a)            118,873
    11,553  Husky Energy, Inc., Series 1 (b)..................................  4.45%      (a)            152,331
    15,199  TransCanada Corp., Series 3 (b)...................................  4.00%      (a)            180,365
    11,965  TransCanada Corp., Series 5 (b)...................................  4.40%      (a)            153,229
     5,715  TransCanada Corp., Series 7 (b)...................................  4.00%      (a)            107,166
     6,060  TransCanada Corp., Series 9 (b)...................................  4.25%      (a)            116,363
                                                                                                    -------------
                                                                                                          946,584
                                                                                                    -------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.9%
     9,220  Brookfield Asset Management, Inc., Series 24 (b)..................  5.40%      (a)            146,320
                                                                                                    -------------
            TOTAL $25 PAR PREFERRED SECURITIES....................................................      1,985,267
            (Cost $2,386,255)                                                                       -------------

$75 PAR PREFERRED SECURITIES -- 1.2%
            INDUSTRIAL CONGLOMERATES -- 1.2%
   112,274  San Miguel Corp., Series 2A (b)...................................  7.50%      (a)            190,891
                                                                                                    -------------
            TOTAL $75 PAR PREFERRED SECURITIES....................................................        190,891
            (Cost $191,364)                                                                         -------------

$100 PAR PREFERRED SECURITIES -- 3.1%
            BANKS -- 3.1%
     1,310  Australia & New Zealand Banking Group Ltd., Series CPS3 (c).......  5.42%    09/01/19         100,275
     1,411  Commonwealth Bank of Australia, Series VI (c).....................  6.12%      (a)            110,371
     1,377  National Australia Bank Ltd., Series CPS (c)......................  5.48%    03/22/21         103,872
     1,056  National Australia Bank Ltd., Series CPS2 (c).....................  5.57%      (a)             79,530
     1,367  Westpac Banking Corp. (c).........................................  5.53%      (a)            103,961
                                                                                                    -------------
            TOTAL $100 PAR PREFERRED SECURITIES...................................................        498,009
            (Cost $594,901)                                                                         -------------

OTHER PREFERRED SECURITIES -- 3.1%
            BANKS -- 3.1%
    67,563  Lloyds Banking Group PLC..........................................  9.25%      (a)            153,341
    67,873  National Westminster Bank PLC, Series A...........................  9.00%      (a)            148,225
    27,363  Standard Bank Group Ltd. (b)......................................  6.48%      (a)            188,263
                                                                                                    -------------
            TOTAL OTHER PREFERRED SECURITIES......................................................        489,829
            (Cost $539,546)                                                                         -------------


                        See Notes to Financial Statements                Page 37

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2015 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS -- 20.4%
            CAPITAL MARKETS -- 20.4%
    29,075  iShares JP Morgan USD Emerging Markets Bond ETF.......................................  $   3,259,889
                                                                                                    -------------
            TOTAL EXCHANGE-TRADED FUNDS...........................................................      3,259,889
            (Cost $3,230,967)                                                                       -------------

            TOTAL INVESTMENTS - 99.6%.............................................................     15,933,749
            (Cost $16,677,369) (d)
            NET OTHER ASSETS AND LIABILITIES - 0.4%...............................................         62,883
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $  15,996,632
                                                                                                    =============


(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2015.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $668,520 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,412,140.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                              3/31/2015        PRICES          INPUTS          INPUTS
---------------------------------------------------    -------------   -------------   -------------   -------------
Common Stocks*.....................................    $   6,330,537   $   6,330,537   $          --   $          --
Real Estate Investment Trusts*.....................        3,179,327       3,179,327              --              --
$25 Par Preferred Securities*......................        1,985,267       1,985,267              --              --
$75 Par Preferred Securities*......................          190,891         190,891              --              --
$100 Par Preferred Securities*.....................          498,009         498,009              --              --
Other Preferred Securities*........................          489,829         489,829              --              --
Exchange-Traded Funds*.............................        3,259,889       3,259,889              --              --
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $  15,933,749   $  15,933,749   $          --   $          --
                                                       =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


Page 38                  See Notes to Financial Statements

FIRST TRUST HIGH INCOME ETF (FTHI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.7%
            AEROSPACE & DEFENSE -- 2.9%
       609  Boeing (The) Co.                     $     91,399
       148  Huntington Ingalls Industries,
               Inc.                                    20,742
        71  United Technologies Corp.                   8,321
                                                 ------------
                                                      120,462
                                                 ------------
            AIR FREIGHT & LOGISTICS -- 1.8%
       785  United Parcel Service, Inc.,
               Class B (a)                             76,098
                                                 ------------
            AIRLINES -- 0.9%
       147  Alaska Air Group, Inc.                      9,728
        81  Copa Holdings S.A., Class A                 8,179
       410  Delta Air Lines, Inc.                      18,434
                                                 ------------
                                                       36,341
                                                 ------------
            AUTO COMPONENTS -- 0.2%
       390  Dana Holding Corp.                          8,252
                                                 ------------
            AUTOMOBILES -- 0.2%
       152  Thor Industries, Inc.                       9,608
                                                 ------------
            BANKS -- 6.1%
     1,928  Bank of America Corp. (a)                  29,672
       140  Bank of Hawaii Corp.                        8,569
       187  CIT Group, Inc.                             8,438
       533  Citigroup, Inc.                            27,460
     1,031  Commerce Bancshares, Inc.                  43,632
     1,283  JPMorgan Chase & Co. (a)                   77,724
       298  PacWest Bancorp                            13,973
        66  Signature Bank (b)                          8,552
     1,571  Umpqua Holdings Corp.                      26,990
       293  Zions Bancorporation                        7,911
                                                 ------------
                                                      252,921
                                                 ------------
            BEVERAGES -- 2.8%
       960  Coca-Cola (The) Co. (a)                    38,928
        75  Monster Beverage Corp. (b)                 10,380
       680  PepsiCo, Inc. (a)                          65,021
                                                 ------------
                                                      114,329
                                                 ------------
            BIOTECHNOLOGY -- 2.2%
       173  Amgen, Inc.                                27,654
        24  Biogen Idec, Inc. (b)                      10,134
       140  Celgene Corp. (b)                          16,139
       382  Gilead Sciences, Inc. (b)                  37,486
                                                 ------------
                                                       91,413
                                                 ------------
            CAPITAL MARKETS -- 0.2%
       216  Morgan Stanley                              7,709
                                                 ------------
            CHEMICALS -- 1.5%
       497  Dow Chemical Co. (a)                       23,846
       300  EI du Pont de Nemours & Co.                21,441
        67  Monsanto Co.                                7,540
       131  Scotts Miracle-Gro (The) Co.,
               Class A                                  8,799
                                                 ------------
                                                       61,626
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.9%
       942  Covanta Holding Corp.                $     21,129
       633  Rollins, Inc.                              15,654
                                                 ------------
                                                       36,783
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 2.1%
     1,352  Cisco Systems, Inc. (a)                    37,214
        77  F5 Networks, Inc. (b)                       8,850
       609  QUALCOMM, Inc. (a)                         42,228
                                                 ------------
                                                       88,292
                                                 ------------
            CONSUMER FINANCE -- 0.2%
     1,134  SLM Corp. (b)                              10,524
                                                 ------------
            CONTAINERS & PACKAGING -- 1.5%
       291  Berry Plastics Group, Inc. (b)             10,531
       628  Graphic Packaging Holding Co.               9,131
       958  Sonoco Products Co.                        43,551
                                                 ------------
                                                       63,213
                                                 ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.6%
     2,185  Verizon Communications, Inc. (a)          106,257
                                                 ------------
            ELECTRIC UTILITIES -- 0.2%
        98  Duke Energy Corp.                           7,524
                                                 ------------
            ENERGY EQUIPMENT & SERVICES
               -- 1.7%
       405  Diamond Offshore Drilling, Inc.            10,850
       184  Schlumberger Ltd.                          15,353
       450  Superior Energy Services, Inc.             10,053
     2,414  Transocean Ltd.                            35,413
                                                 ------------
                                                       71,669
                                                 ------------
            FOOD & STAPLES RETAILING -- 4.0%
        57  Costco Wholesale Corp.                      8,635
       372  CVS Caremark Corp.                         38,394
     1,177  Wal-Mart Stores, Inc. (a)                  96,809
       243  Walgreens Boots Alliance, Inc.             20,577
                                                 ------------
                                                      164,415
                                                 ------------
            FOOD PRODUCTS -- 1.6%
       273  Bunge Ltd.                                 22,484
       917  Flowers Foods, Inc.                        20,853
       152  Ingredion, Inc.                            11,829
       235  Pinnacle Foods, Inc.                        9,590
                                                 ------------
                                                       64,756
                                                 ------------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.6%
       701  Abbott Laboratories                        32,477
        55  IDEXX Laboratories, Inc. (b)                8,497
       220  Medtronic PLC                              17,158
        93  Sirona Dental Systems, Inc. (b)             8,369
                                                 ------------
                                                       66,501
                                                 ------------


                        See Notes to Financial Statements                Page 39

FIRST TRUST HIGH INCOME ETF (FTHI)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.7%
       367  Express Scripts Holding Co. (b)      $     31,844
       185  Health Net, Inc. (b)                       11,191
       579  UnitedHealth Group, Inc.                   68,490
                                                 ------------
                                                      111,525
                                                 ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 4.6%
       218  Brinker International, Inc.                13,420
       166  Choice Hotels International, Inc.          10,636
        99  Cracker Barrel Old Country
               Store, Inc.                             15,062
        86  Domino's Pizza, Inc.                        8,647
       252  Las Vegas Sands Corp.                      13,870
       731  McDonald's Corp. (a)                       71,229
       230  Restaurant Brands International,
               Inc.                                     8,834
       748  SeaWorld Entertainment, Inc.               14,421
       673  Six Flags Entertainment Corp.              32,580
                                                 ------------
                                                      188,699
                                                 ------------
            HOUSEHOLD DURABLES -- 1.1%
        16  NVR, Inc. (b)                              21,259
       552  PulteGroup, Inc.                           12,271
       176  Tupperware Brands Corp.                    12,147
                                                 ------------
                                                       45,677
                                                 ------------
            HOUSEHOLD PRODUCTS -- 3.8%
       452  Church & Dwight Co., Inc.                  38,610
       515  Colgate-Palmolive Co.                      35,710
       929  Procter & Gamble (The) Co. (a)             76,122
        87  Spectrum Brands Holdings, Inc.              7,792
                                                 ------------
                                                      158,234
                                                 ------------
            INDUSTRIAL CONGLOMERATES -- 3.7%
       332  3M Co.                                     54,764
     3,993  General Electric Co. (a)                   99,066
                                                 ------------
                                                      153,830
                                                 ------------
            INSURANCE -- 0.4%
       273  American International Group,
               Inc.                                    14,958
                                                 ------------
            INTERNET & CATALOG RETAIL -- 0.8%
        36  Amazon.com, Inc. (b)                       13,396
       442  Liberty Interactive Corp. (b)              12,902
         7  Priceline Group (The), Inc. (b)             8,149
                                                 ------------
                                                       34,447
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 1.8%
       146  eBay, Inc. (b)                              8,421
       105  Equinix, Inc.                              24,449
       291  Facebook, Inc., Class A (b)                23,925
        32  Google, Inc., Class A (b)                  17,750
                                                 ------------
                                                       74,545
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            IT SERVICES -- 4.1%
       342  Accenture PLC, Class A (a)           $     32,042
       470  Booz Allen Hamilton Holding
               Corp.                                   13,602
       219  DST Systems, Inc. (a)                      24,246
       196  International Business Machines
               Corp.                                   31,458
       206  MasterCard, Inc., Class A                  17,796
       740  Visa, Inc., Class A                        48,403
                                                 ------------
                                                      167,547
                                                 ------------
            LEISURE PRODUCTS -- 0.3%
        93  Polaris Industries, Inc.                   13,122
                                                 ------------
            MACHINERY -- 0.6%
       733  Allison Transmission Holdings,
               Inc.                                    23,412
                                                 ------------
            MEDIA -- 1.6%
       174  Comcast Corp., Class A                      9,826
     1,531  Liberty Media Corp. (b)                    58,484
                                                 ------------
                                                       68,310
                                                 ------------
            METALS & MINING -- 0.4%
       248  Royal Gold, Inc.                           15,651
                                                 ------------
            MULTILINE RETAIL -- 0.2%
       202  Big Lots, Inc.                              9,702
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 6.6%
       941  Chesapeake Energy Corp.                    13,325
       512  Chevron Corp.                              53,750
       599  CVR Energy, Inc. (a)                       25,493
     2,773  Denbury Resources, Inc.                    20,215
       236  Energen Corp.                              15,576
     1,138  Exxon Mobil Corp. (a)                      96,730
       259  HollyFrontier Corp.                        10,430
       246  Kinder Morgan, Inc.                        10,347
       177  Occidental Petroleum Corp.                 12,921
     1,039  Peabody Energy Corp.                        5,112
       114  Tesoro Corp.                               10,407
                                                 ------------
                                                      274,306
                                                 ------------
            PHARMACEUTICALS -- 8.8%
       872  AbbVie, Inc.                               51,047
       531  Bristol-Myers Squibb Co.                   34,250
       949  Johnson & Johnson (a)                      95,469
     1,682  Merck & Co., Inc. (a)                      96,681
     2,445  Pfizer, Inc.                               85,062
                                                 ------------
                                                      362,509
                                                 ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 1.2%
     1,163  Equity One, Inc.                           31,040
       452  LaSalle Hotel Properties                   17,565
                                                 ------------
                                                       48,605
                                                 ------------


Page 40                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME ETF (FTHI)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS (CONTINUED)
            ROAD & RAIL -- 0.9%
       142  Landstar System, Inc.                $      9,415
       259  Union Pacific Corp.                        28,052
                                                 ------------
                                                       37,467
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.0%
     1,873  Intel Corp. (a)                            58,569
     1,865  Texas Instruments, Inc. (a)               106,650
                                                 ------------
                                                      165,219
                                                 ------------
            SOFTWARE -- 3.7%
       237  Aspen Technology, Inc. (b)                  9,122
       226  FactSet Research Systems, Inc.             35,979
     1,592  Microsoft Corp. (a)                        64,723
       956  Oracle Corp. (a)                           41,251
                                                 ------------
                                                      151,075
                                                 ------------
            SPECIALTY RETAIL -- 2.9%
       242  GameStop Corp.                              9,187
       669  Home Depot (The), Inc.                     76,005
       229  Lowe's Cos., Inc.                          17,035
       243  Murphy USA, Inc. (b)                       17,586
                                                 ------------
                                                      119,813
                                                 ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 5.8%
     1,367  Apple, Inc. (a)                           170,096
     1,419  EMC Corp.                                  36,270
       421  Hewlett-Packard Co. (a)                    13,118
       304  Lexmark International, Inc.,
               Class A                                 12,871
       124  Seagate Technology PLC                      6,452
                                                 ------------
                                                      238,807
                                                 ------------
            THRIFTS & MORTGAGE FINANCE
               -- 0.2%
       271  Nationstar Mortgage Holdings,
               Inc. (b)                                 6,713
                                                 ------------
            TOBACCO -- 3.9%
     2,019  Altria Group, Inc.                        100,990
       778  Philip Morris International,
               Inc. (a)                                58,607
                                                 ------------
                                                      159,597
                                                 ------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.4%
       117  Watsco, Inc.                               14,707
                                                 ------------
            TOTAL INVESTMENTS - 99.7%               4,117,170
            (Cost $3,980,699) (c)                ------------


NUMBER OF
CONTRACTS   DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
CALL OPTIONS WRITTEN -- (0.3%)
            S&P 500 Index Calls
         3  @ $2,090.00 due April 2015                 (3,330)
         2  @ $2,125.00 due April 2015                   (450)
         2  @ $2,125.00 due May 2015                   (2,260)
         3  @ $2,150.00 due May 2015                   (1,470)
         2  @ $2,125.00 due June 2015                  (5,130)
         1  @ $2,150.00 due June 2015                  (1,500)
                                                 ------------
            TOTAL CALL OPTIONS WRITTEN                (14,140)
            (Premiums received $35,370)          ------------

            NET OTHER ASSETS AND
               LIABILITIES - 0.6%                      26,262
                                                 ------------
            NET ASSETS - 100.0%                  $  4,129,292
                                                 ============


(a) All or a portion of this security is pledged to cover index call options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $244,277 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $107,806.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                  ASSETS TABLE
                                                         LEVEL 2      LEVEL 3
                              TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 3/31/2015      PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*             $ 4,117,170  $   4,117,170  $        --  $         --
                           =====================================================

                               LIABILITIES TABLE
                                                         LEVEL 2      LEVEL 3
                              TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                             VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 3/31/2015      PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Call Options Written       $   (14,140) $     (14,140) $        --  $         --
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


                        See Notes to Financial Statements                Page 41

FIRST TRUST LOW BETA INCOME ETF (FTLB)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                              VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.6%
            AEROSPACE & DEFENSE -- 2.9%
       451  Boeing (The) Co.                     $     67,686
       109  Huntington Ingalls Industries,
               Inc.                                    15,276
        53  United Technologies Corp.                   6,212
                                                 ------------
                                                       89,174
                                                 ------------
            AIR FREIGHT & LOGISTICS -- 1.8%
       582  United Parcel Service, Inc.,
               Class B (a)                             56,419
                                                 ------------
            AIRLINES -- 0.9%
       108  Alaska Air Group, Inc.                      7,148
        61  Copa Holdings S.A., Class A                 6,159
       304  Delta Air Lines, Inc.                      13,668
                                                 ------------
                                                       26,975
                                                 ------------
            AUTO COMPONENTS -- 0.2%
       289  Dana Holding Corp.                          6,115
                                                 ------------
            AUTOMOBILES -- 0.2%
       113  Thor Industries, Inc.                       7,143
                                                 ------------
            BANKS -- 6.1%
     1,428  Bank of America Corp. (a)                  21,977
       103  Bank of Hawaii Corp.                        6,305
       139  CIT Group, Inc.                             6,272
       395  Citigroup, Inc.                            20,350
       764  Commerce Bancshares, Inc.                  32,332
       952  JPMorgan Chase & Co.                       57,672
       222  PacWest Bancorp                            10,410
        50  Signature Bank (b)                          6,479
     1,164  Umpqua Holdings Corp.                      19,997
       218  Zions Bancorporation                        5,886
                                                 ------------
                                                      187,680
                                                 ------------
            BEVERAGES -- 2.8%
       712  Coca-Cola (The) Co. (a)                    28,872
        57  Monster Beverage Corp. (b)                  7,889
       504  PepsiCo, Inc. (a)                          48,192
                                                 ------------
                                                       84,953
                                                 ------------
            BIOTECHNOLOGY -- 2.2%
       128  Amgen, Inc.                                20,461
        18  Biogen Idec, Inc. (b)                       7,600
       103  Celgene Corp. (b)                          11,874
       282  Gilead Sciences, Inc.                      27,673
                                                 ------------
                                                       67,608
                                                 ------------
            CAPITAL MARKETS -- 0.2%
       160  Morgan Stanley (a)                          5,710
                                                 ------------
            CHEMICALS -- 1.5%
       368  Dow Chemical Co. (a)                       17,657
       223  EI du Pont de Nemours & Co.                15,938
        50  Monsanto Co.                                5,627
        96  Scotts Miracle-Gro (The) Co.,
               Class A                                  6,448
                                                 ------------
                                                       45,670
                                                 ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.9%
       698  Covanta Holding Corp. (a)                  15,656


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
       469  Rollins, Inc.                        $     11,599
                                                 ------------
                                                       27,255
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 2.1%
     1,002  Cisco Systems, Inc. (a)                    27,580
        58  F5 Networks, Inc. (b)                       6,666
       452  QUALCOMM, Inc. (a)                         31,342
                                                 ------------
                                                       65,588
                                                 ------------
            CONSUMER FINANCE -- 0.3%
       840  SLM Corp. (b)                               7,795
                                                 ------------
            CONTAINERS & PACKAGING -- 1.5%
       216  Berry Plastics Group, Inc. (b)              7,817
       466  Graphic Packaging Holding Co.               6,776
       710  Sonoco Products Co.                        32,276
                                                 ------------
                                                       46,869
                                                 ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.6%
     1,619  Verizon Communications, Inc.               78,732
                                                 ------------
            ELECTRIC UTILITIES -- 0.2%
        73  Duke Energy Corp.                           5,605
                                                 ------------
            ENERGY EQUIPMENT & SERVICES
               -- 1.7%
       301  Diamond Offshore Drilling, Inc.             8,064
       137  Schlumberger Ltd.                          11,431
       333  Superior Energy Services, Inc.              7,439
     1,789  Transocean Ltd.                            26,245
                                                 ------------
                                                       53,179
                                                 ------------
            FOOD & STAPLES RETAILING -- 4.0%
        43  Costco Wholesale Corp.                      6,514
       275  CVS Caremark Corp.                         28,383
       872  Wal-Mart Stores, Inc. (a)                  71,722
       180  Walgreens Boots Alliance, Inc.             15,242
                                                 ------------
                                                      121,861
                                                 ------------
            FOOD PRODUCTS -- 1.6%
       202  Bunge Ltd.                                 16,637
       679  Flowers Foods, Inc.                        15,440
       112  Ingredion, Inc.                             8,716
       174  Pinnacle Foods, Inc.                        7,101
                                                 ------------
                                                       47,894
                                                 ------------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.6%
       520  Abbott Laboratories (a)                    24,092
        41  IDEXX Laboratories, Inc. (b)                6,334
       164  Medtronic PLC                              12,790
        70  Sirona Dental Systems, Inc. (b)             6,299
                                                 ------------
                                                       49,515
                                                 ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.7%
       271  Express Scripts Holding Co. (b)            23,515
       137  Health Net, Inc. (b)                        8,287


Page 42                 See Notes to Financial Statements

FIRST TRUST LOW BETA INCOME ETF (FTLB)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
       429  UnitedHealth Group, Inc.             $     50,746
                                                 ------------
                                                       82,548
                                                 ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 4.6%
       162  Brinker International, Inc.                 9,973
       123  Choice Hotels International, Inc.           7,881
        74  Cracker Barrel Old Country
               Store, Inc.                             11,258
        65  Domino's Pizza, Inc.                        6,536
       187  Las Vegas Sands Corp.                      10,292
       541  McDonald's Corp. (a)                       52,715
       171  Restaurant Brands International,
               Inc.                                     6,568
       554  SeaWorld Entertainment, Inc.               10,681
       499  Six Flags Entertainment Corp.              24,157
                                                 ------------
                                                      140,061
                                                 ------------
            HOUSEHOLD DURABLES -- 1.1%
        12  NVR, Inc. (b)                              15,944
       409  PulteGroup, Inc.                            9,092
       130  Tupperware Brands Corp.                     8,973
                                                 ------------
                                                       34,009
                                                 ------------
            HOUSEHOLD PRODUCTS -- 3.8%
       335  Church & Dwight Co., Inc.                  28,616
       382  Colgate-Palmolive Co.                      26,488
       688  Procter & Gamble (The) Co. (a)             56,375
        65  Spectrum Brands Holdings, Inc.              5,821
                                                 ------------
                                                      117,300
                                                 ------------
            INDUSTRIAL CONGLOMERATES -- 3.7%
       245  3M Co.                                     40,413
     2,960  General Electric Co. (a)                   73,437
                                                 ------------
                                                      113,850
                                                 ------------
            INSURANCE -- 0.4%
       202  American International Group,
               Inc.                                    11,068
                                                 ------------
            INTERNET & CATALOG RETAIL -- 0.8%
        27  Amazon.com, Inc. (b)                       10,047
       328  Liberty Interactive Corp. (b)               9,574
         5  Priceline Group (The), Inc. (b)             5,821
                                                 ------------
                                                       25,442
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 1.8%
       108  eBay, Inc. (b)                              6,229
        78  Equinix, Inc.                              18,162
       216  Facebook, Inc., Class A (b)                17,759
        23  Google, Inc., Class A (b)                  12,758
                                                 ------------
                                                       54,908
                                                 ------------
            IT SERVICES -- 4.0%
       253  Accenture PLC, Class A (a)                 23,704
       348  Booz Allen Hamilton Holding
               Corp.                                   10,071
       162  DST Systems, Inc. (a)                      17,935


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            IT SERVICES (CONTINUED)
       145  International Business Machines
               Corp.                             $     23,272
       153  MasterCard, Inc., Class A                  13,218
       548  Visa, Inc., Class A                        35,845
                                                 ------------
                                                      124,045
                                                 ------------
            LEISURE PRODUCTS -- 0.3%
        70  Polaris Industries, Inc.                    9,877
                                                 ------------
            MACHINERY -- 0.6%
       543  Allison Transmission Holdings,
               Inc.                                    17,343
                                                 ------------
            MEDIA -- 1.6%
       129  Comcast Corp., Class A                      7,284
     1,134  Liberty Media Corp. (b)                    43,319
                                                 ------------
                                                       50,603
                                                 ------------
            METALS & MINING -- 0.4%
       184  Royal Gold, Inc.                           11,612
                                                 ------------
            MULTILINE RETAIL -- 0.2%
       150  Big Lots, Inc.                              7,205
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 6.6%
       698  Chesapeake Energy Corp.                     9,884
       379  Chevron Corp.                              39,787
       444  CVR Energy, Inc. (a)                       18,897
     2,055  Denbury Resources, Inc.                    14,981
       175  Energen Corp.                              11,550
       843  Exxon Mobil Corp. (a)                      71,655
       192  HollyFrontier Corp.                         7,732
       182  Kinder Morgan, Inc.                         7,655
       131  Occidental Petroleum Corp.                  9,563
       770  Peabody Energy Corp.                        3,788
        84  Tesoro Corp.                                7,668
                                                 ------------
                                                      203,160
                                                 ------------
            PHARMACEUTICALS -- 8.8%
       647  AbbVie, Inc.                               37,875
       393  Bristol-Myers Squibb Co.                   25,349
       704  Johnson & Johnson (a)                      70,822
     1,247  Merck & Co., Inc. (a)                      71,678
     1,812  Pfizer, Inc. (a)                           63,039
                                                 ------------
                                                      268,763
                                                 ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 1.2%
       862  Equity One, Inc.                           23,007
       336  LaSalle Hotel Properties                   13,057
                                                 ------------
                                                       36,064
                                                 ------------
            ROAD & RAIL -- 0.9%
       105  Landstar System, Inc.                       6,961
       192  Union Pacific Corp.                        20,796
                                                 ------------
                                                       27,757
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.0%
     1,389  Intel Corp. (a)                            43,434
     1,383  Texas Instruments, Inc. (a)                79,087
                                                 ------------
                                                      122,521
                                                 ------------



                        See Notes to Financial Statements                Page 43

FIRST TRUST LOW BETA INCOME ETF (FTLB)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS (CONTINUED)
            SOFTWARE -- 3.7%
       176  Aspen Technology, Inc. (b)           $      6,774
       168  FactSet Research Systems, Inc.             26,746
     1,180  Microsoft Corp. (a)                        47,973
       709  Oracle Corp. (a)                           30,593
                                                 ------------
                                                      112,086
                                                 ------------
            SPECIALTY RETAIL -- 2.9%
       180  GameStop Corp.                              6,833
       496  Home Depot (The), Inc.                     56,350
       170  Lowe's Cos., Inc.                          12,646
       180  Murphy USA, Inc. (b)                       13,027
                                                 ------------
                                                       88,856
                                                 ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 5.8%
     1,013  Apple, Inc. (a)                           126,048
     1,052  EMC Corp.                                  26,889
       312  Hewlett-Packard Co. (a)                     9,722
       225  Lexmark International, Inc.,
               Class A                                  9,526
        91  Seagate Technology PLC                      4,735
                                                 ------------
                                                      176,920
                                                 ------------
            THRIFTS & MORTGAGE FINANCE
               -- 0.2%
       201  Nationstar Mortgage Holdings,
               Inc. (b)                                 4,979
                                                 ------------
            TOBACCO -- 3.9%
     1,496  Altria Group, Inc.                         74,830
       577  Philip Morris International,
               Inc. (a)                                43,465
                                                 ------------
                                                      118,295
                                                 ------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.3%
        86  Watsco, Inc.                               10,810
                                                 ------------
            TOTAL COMMON STOCKS                     3,051,822
            (Cost $2,897,773)                    ------------


NUMBER OF
CONTRACTS   DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
PUT OPTIONS PURCHASED -- 0.2%
            S&P 500 Index Puts
         1  @ $1,875.00 due April 2015           $         90
         1  @  1,850.00 due April 2015                     65
         2  @  1,850.00 due June 2015                   2,820
         1  @  1,900.00 due June 2015                   1,839
                                                 ------------
            TOTAL PUT OPTIONS PURCHASED                 4,814
            (Cost $17,245)                       ------------

            TOTAL INVESTMENTS - 99.8%               3,056,636
            (Cost $2,915,018) (c)                ------------

CALL OPTIONS WRITTEN -- (0.3%)
            S&P 500 Index Calls
         3  @ $2,090.00 due April 2015                 (3,330)
         2  @  2,125.00 due April 2015                   (450)


NUMBER OF
CONTRACTS   DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
CALL OPTIONS WRITTEN (CONTINUED)
         3  @ $2,150.00 due May 2015             $     (1,470)
         1  @  2,125.00 due May 2015                   (1,130)
         1  @  2,150.00 due June 2015                  (1,500)
         2  @  1,750.00 due June 2015                  (1,430)
                                                 ------------
            TOTAL CALL OPTIONS WRITTEN                 (9,310)
            (Premiums received $35,544)          ------------

            NET OTHER ASSETS AND
               LIABILITIES - 0.5%                      16,682
                                                 ------------
            NET ASSETS - 100.0%                  $  3,064,008
                                                 ============


(a) All or a portion of this security is pledged to cover index call options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $223,906 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $82,288.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                  ASSETS TABLE
                                                         LEVEL 2      LEVEL 3
                              TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 3/31/2015      PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*             $ 3,051,822  $   3,051,822  $        --  $         --
Put Options
   Purchased                     4,814          4,814           --            --
                           -----------------------------------------------------
Total Investments          $ 3,056,636  $   3,056,636  $        --  $         --
                           =====================================================


                               LIABILITIES TABLE
                                                        LEVEL 2       LEVEL 3
                              TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 3/31/2015      PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Call Options Written       $    (9,310) $      (9,310) $        --  $         --
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


Page 44                 See Notes to Financial Statements

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 10.0%
     2,635  Boeing (The) Co.                     $    395,461
     3,006  General Dynamics Corp.                    408,005
     3,862  Honeywell International, Inc.             402,845
     2,503  Northrop Grumman Corp.                    402,883
     3,621  Raytheon Co.                              395,594
                                                 ------------
                                                    2,004,788
                                                 ------------
            BANKS -- 7.9%
    20,895  Fifth Third Bancorp                       393,871
     6,592  JPMorgan Chase & Co.                      399,343
     4,241  PNC Financial Services Group,
               Inc.                                   395,431
     7,267  Wells Fargo & Co.                         395,325
                                                 ------------
                                                    1,583,970
                                                 ------------
            BIOTECHNOLOGY -- 1.9%
     2,393  Amgen, Inc.                               382,521
                                                 ------------
            CAPITAL MARKETS -- 3.9%
     2,111  Goldman Sachs Group, Inc.                 396,804
     5,339  State Street Corp.                        392,577
                                                 ------------
                                                      789,381
                                                 ------------
            COMMUNICATIONS EQUIPMENT
               -- 6.0%
    14,312  Cisco Systems, Inc.                       393,938
     6,091  Motorola Solutions, Inc.                  406,087
     5,812  QUALCOMM, Inc.                            403,004
                                                 ------------
                                                    1,203,029
                                                 ------------
            ENERGY EQUIPMENT & SERVICES
               -- 6.1%
     5,972  Helmerich & Payne, Inc.                   406,514
     8,215  National Oilwell Varco, Inc.              410,668
     4,942  Schlumberger Ltd.                         412,360
                                                 ------------
                                                    1,229,542
                                                 ------------
            FOOD PRODUCTS -- 2.1%
     8,670  Archer-Daniels-Midland Co.                410,958
                                                 ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.0%
     2,570  Anthem, Inc.                              396,834
     3,417  UnitedHealth Group, Inc.                  404,197
                                                 ------------
                                                      801,031
                                                 ------------
            INDUSTRIAL CONGLOMERATES -- 2.0%
     4,671  Danaher Corp.                             396,568
                                                 ------------
            INSURANCE -- 18.1%
     3,585  ACE Ltd.                                  399,692
     6,371  Aflac, Inc.                               407,808
     9,882  Allied World Assurance Co.
               Holdings AG                            399,233
     5,696  Allstate Corp.                            405,384
     3,947  Chubb Corp.                               399,042
     2,299  Everest Re Group Ltd.                     400,026
     7,849  Principal Financial Group, Inc.           403,203
    14,721  Progressive Corp.                         400,411


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            INSURANCE (CONTINUED)
     3,709  Travelers Cos., Inc.                 $    401,054
                                                 ------------
                                                    3,615,853
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 2.0%
     5,960  IAC/InterActiveCorp.                      402,121
                                                 ------------
            IT SERVICES -- 2.1%
     4,450  Accenture PLC, Class A                    416,920
                                                 ------------
            MEDIA -- 4.0%
     5,198  Omnicom Group, Inc.                       405,340
    11,531  Twenty-First Century Fox, Inc.            390,209
                                                 ------------
                                                      795,549
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 6.1%
     8,535  Murphy Oil Corp.                          397,731
     5,162  Phillips 66                               405,733
     6,613  Valero Energy Corp.                       420,719
                                                 ------------
                                                    1,224,183
                                                 ------------
            PHARMACEUTICALS -- 4.0%
     3,975  Johnson & Johnson                         399,885
     6,948  Merck & Co., Inc.                         399,371
                                                 ------------
                                                      799,256
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
     6,866  Texas Instruments, Inc.                   392,632
                                                 ------------
            SOFTWARE -- 3.9%
     9,166  Oracle Corp.                              395,513
    16,696  Symantec Corp.                            390,102
                                                 ------------
                                                      785,615
                                                 ------------
            SPECIALTY RETAIL -- 6.0%
     9,947  GameStop Corp.                            377,588
     9,431  Gap, Inc.                                 408,645
     5,859  TJX (The) Cos., Inc.                      410,423
                                                 ------------
                                                    1,196,656
                                                 ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 7.7%
     3,233  Apple, Inc.                               402,282
    15,280  EMC Corp.                                 390,557
     7,203  Seagate Technology PLC                    374,772
     4,053  Western Digital Corp.                     368,864
                                                 ------------
                                                    1,536,475
                                                 ------------
            TOTAL INVESTMENTS - 99.8%              19,967,048
            (Cost $19,860,655) (a)
            NET OTHER ASSETS AND
               LIABILITIES - 0.2%                      39,133
                                                 ------------
            NET ASSETS - 100.0%                  $ 20,006,181
                                                 ============


                        See Notes to Financial Statements                Page 45

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

MARCH 31, 2015 (UNAUDITED)


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $424,626 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $318,233.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                              TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 3/31/2015      PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*             $19,967,048  $  19,967,048  $        --  $         --
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


Page 46                  See Notes to Financial Statements

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                              VALUE
----------  -----------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 99.9%
            CAPITAL MARKETS* -- 99.9%
12,503,387  First Trust Consumer
               Discretionary AlphaDEX(R) Fund $ 466,376,335 10,848,825 First Trust Consumer Staples
               AlphaDEX(R) Fund                     484,183,060
 7,407,141  First Trust Dow Jones Internet
               Index Fund (a)                       480,871,593
 8,439,005  First Trust Health Care
               AlphaDEX(R) Fund (a)                 565,582,115
 5,880,767  First Trust NYSE Arca
               Biotechnology Index Fund             695,400,698
                                                 --------------
            TOTAL INVESTMENTS - 99.9%             2,692,413,801
            (Cost $2,448,620,285) (b)

            NET OTHER ASSETS AND
               LIABILITIES - 0.1%                     3,816,779
                                                 --------------
            NET ASSETS - 100.0%                  $2,696,230,580
                                                 ==============


(a)  Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $243,793,516 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

* Represents investments in affiliated funds.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                           TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                          VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS              3/31/2015         PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Exchange-Traded
   Funds**             $2,692,413,801  $2,692,413,801  $        --  $         --
                       =========================================================

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


                        See Notes to Financial Statements                Page 47

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.9%
            BANKS -- 4.8%
    20,294  Associated Banc-Corp.                $    377,468
    12,155  Chemical Financial Corp.                  381,181
    10,509  First Financial Corp.                     377,168
    15,952  First Merchants Corp.                     375,510
    21,865  First Midwest Bancorp, Inc.               379,795
    28,938  FNB Corp.                                 380,245
    35,443  Huntington Bancshares, Inc.               391,645
    35,510  National Penn Bancshares, Inc.            382,443
     4,276  Park National Corp.                       365,855
     8,052  Wintrust Financial Corp.                  383,919
                                                 ------------
                                                    3,795,229
                                                 ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 6.9%
    86,525  CECO Environmental Corp.                  918,030
   107,399  Covanta Holding Corp.                   2,408,960
   181,103  Heritage-Crystal Clean, Inc. (a)        2,118,905
                                                 ------------
                                                    5,445,895
                                                 ------------
            CONSTRUCTION & ENGINEERING
               -- 34.1%
    74,799  Argan, Inc.                             2,705,480
   142,406  Comfort Systems USA, Inc.               2,996,222
    74,847  Dycom Industries, Inc. (a)              3,655,528
    58,402  EMCOR Group, Inc.                       2,713,941
    68,061  Granite Construction, Inc.              2,391,664
   118,319  MasTec, Inc. (a)                        2,283,557
    96,201  MYR Group, Inc. (a)                     3,014,939
    92,194  Northwest Pipe Co. (a)                  2,115,852
    92,476  Quanta Services, Inc. (a)               2,638,340
   104,066  Tutor Perini Corp. (a)                  2,429,941
                                                 ------------
                                                   26,945,464
                                                 ------------
            ELECTRICAL EQUIPMENT -- 27.8%
    15,900  Acuity Brands, Inc.                     2,673,744
    86,930  Babcock & Wilcox (The) Co.              2,789,584
   216,780  Enphase Energy, Inc. (a)                2,859,328
    53,450  Generac Holdings, Inc. (a)              2,602,481
   149,854  Global Power Equipment Group,
               Inc.                                 1,978,073
    23,127  Hubbell, Inc., Class B                  2,535,182
    54,139  Power Solutions International,
               Inc. (a)                             3,480,596
   228,308  PowerSecure International,
               Inc. (a)                             3,004,533
                                                 ------------
                                                   21,923,521
                                                 ------------
            MACHINERY -- 26.3%
    50,843  American Railcar Industries, Inc.       2,528,422
   125,730  Douglas Dynamics, Inc.                  2,871,673
    97,197  FreightCar America, Inc.                3,054,902
   176,589  Global Brass & Copper Holdings,
               Inc.                                 2,728,300
    38,339  LB Foster Co., Class A                  1,820,336
   245,702  Mueller Water Products, Inc.,
               Class A                              2,420,165
    38,991  RBC Bearings, Inc.                      2,984,371


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            MACHINERY (CONTINUED)
    76,064  TriMas Corp. (a)                     $  2,342,010
                                                 ------------
                                                   20,750,179
                                                 ------------
            TOTAL INVESTMENTS - 99.9%              78,860,288
            (Cost $78,769,148) (b)

            NET OTHER ASSETS AND
               LIABILITIES - 0.1%                      71,363
                                                 ------------
            NET ASSETS - 100.0%                  $ 78,931,651
                                                 ============


(a)  Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,201,794 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,110,654.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                              TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 3/31/2015      PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*             $78,860,288  $  78,860,288  $        --  $         --
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


Page 48                 See Notes to Financial Statements

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 92.4%
            AEROSPACE & DEFENSE -- 2.1%
       889  Lockheed Martin Corp.                $    180,431
                                                 ------------
            BANKS -- 15.7%
     3,113  Bank of Hawaii Corp.                      190,547
     1,104  City Holding Co.                           51,921
     3,478  Community Bank System, Inc.               123,086
     2,725  Cullen/Frost Bankers, Inc.                188,243
     1,413  First Financial Corp.                      50,713
     9,965  FirstMerit Corp.                          189,933
     2,494  NBT Bancorp, Inc.                          62,500
       901  Tompkins Financial Corp.                   48,519
     3,058  TowneBank/Portsmouth VA                    49,173
     7,387  Trustmark Corp.                           179,356
     4,809  United Bankshares, Inc.                   180,722
     1,454  WesBanco, Inc.                             47,371
                                                 ------------
                                                    1,362,084
                                                 ------------
            BEVERAGES -- 2.0%
     1,793  PepsiCo, Inc.                             171,447
                                                 ------------
            CAPITAL MARKETS -- 4.3%
     4,629  Invesco Ltd.                              183,725
     3,879  Waddell & Reed Financial, Inc.,
               Class A                                192,166
                                                 ------------
                                                      375,891
                                                 ------------
            CONTAINERS & PACKAGING -- 2.0%
     3,876  Sonoco Products Co.                       176,203
                                                 ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.9%
     4,880  TELUS Corp.                               162,211
                                                 ------------
            ELECTRIC UTILITIES -- 11.2%
     2,531  ALLETE, Inc.                              133,536
     2,793  American Electric Power Co., Inc.         157,106
     4,733  Exelon Corp.                              159,076
     4,007  Great Plains Energy, Inc.                 106,907
     3,478  Southern (The) Co.                        154,006
     3,857  UIL Holdings Corp.                        198,327
     1,792  Xcel Energy, Inc.                          62,379
                                                 ------------
                                                      971,337
                                                 ------------
            ELECTRICAL EQUIPMENT -- 1.9%
     2,876  Emerson Electric Co.                      162,839
                                                 ------------
            ENERGY EQUIPMENT & SERVICES
               -- 1.7%
     2,981  National Oilwell Varco, Inc.              149,020
                                                 ------------
            FOOD PRODUCTS -- 2.3%
     1,712  JM Smucker Co.                            198,130
                                                 ------------
            GAS UTILITIES -- 1.5%
     2,412  South Jersey Industries, Inc.             130,923
                                                 ------------
            HEALTH CARE TECHNOLOGY -- 0.7%
     1,177  Computer Programs & Systems,
               Inc.                                    63,864
                                                 ------------


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 2.2%
     1,264  Cracker Barrel Old Country
               Store, Inc.                       $    192,305
                                                 ------------
            HOUSEHOLD PRODUCTS -- 1.8%
     1,488  Kimberly-Clark Corp.                      159,380
                                                 ------------
            INSURANCE -- 4.0%
     3,652  Arthur J Gallagher & Co.                  170,731
     3,492  Principal Financial Group, Inc.           179,384
                                                 ------------
                                                      350,115
                                                 ------------
            IT SERVICES -- 2.1%
     3,670  Paychex, Inc.                             182,087
                                                 ------------
            LEISURE PRODUCTS -- 2.4%
     3,329  Hasbro, Inc.                              210,526
                                                 ------------
            MEDIA -- 3.7%
     2,321  Omnicom Group, Inc.                       180,992
     6,161  Shaw Communications, Inc.                 138,191
                                                 ------------
                                                      319,183
                                                 ------------
            METALS & MINING -- 2.0%
     1,896  Compass Minerals International,
               Inc.                                   176,726
                                                 ------------
            MULTI-UTILITIES -- 9.2%
     4,782  Avista Corp.                              163,449
     2,588  Consolidated Edison, Inc.                 157,868
     3,058  PG&E Corp.                                162,288
     2,815  SCANA Corp.                               154,797
     8,400  TECO Energy, Inc.                         162,960
                                                 ------------
                                                      801,362
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 5.8%
     1,920  Exxon Mobil Corp.                         163,200
     2,305  Occidental Petroleum Corp.                168,265
     1,517  PetroChina Co., Ltd., ADR                 168,705
                                                 ------------
                                                      500,170
                                                 ------------
            PHARMACEUTICALS -- 8.3%
     1,649  Johnson & Johnson                         165,889
     1,793  Novartis AG, ADR                          176,808
     5,326  Pfizer, Inc.                              185,292
     3,832  Sanofi, ADR                               189,454
                                                 ------------
                                                      717,443
                                                 ------------
            THRIFTS & MORTGAGE FINANCE
               -- 0.5%
     6,576  TrustCo Bank Corp. NY                      45,243
                                                 ------------
            TOBACCO -- 2.1%
     2,612  Reynolds American, Inc.                   179,993
                                                 ------------
            TRANSPORTATION INFRASTRUCTURE
               -- 1.0%
     1,277  Grupo Aeroportuario del Pacifico
               SAB de CV, ADR                          83,694
                                                 ------------
            TOTAL COMMON STOCKS                     8,022,607
            (Cost $7,711,452)                    ------------


                        See Notes to Financial Statements                Page 49

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS -- 7.5%
     3,059  LTC Properties, Inc.                 $    140,714
     2,329  National Health Investors, Inc.           165,382
     3,379  Realty Income Corp.                       174,357
     7,575  Senior Housing Properties Trust           168,089
                                                 ------------
            TOTAL REAL ESTATE INVESTMENT
               TRUSTS                                 648,542
            (Cost $619,979)                      ------------

            TOTAL INVESTMENTS - 99.9%               8,671,149
            (Cost $8,331,431) (a)

            NET OTHER ASSETS AND
               LIABILITIES - 0.1%                       5,653
                                                 ------------
            NET ASSETS - 100.0%                  $  8,676,802
                                                 ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $532,889 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $193,171.

ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                              TOTAL        LEVEL 1     SIGNIFICANT  SIGNIFICANT
                            VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 3/31/2015      PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Common Stocks*             $ 8,022,607  $   8,022,607  $        --  $         --
Real Estate
   Investment
   Trusts                      648,542        648,542           --            --
                           -----------------------------------------------------
Total Investments          $ 8,671,149  $   8,671,149  $        --  $         --
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


Page 50                  See Notes to Financial Statements

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                              VALUE
----------  -----------------------------------  ------------
EXCHANGE-TRADED FUNDS -- 99.8%
            CAPITAL MARKETS* -- 99.8%
   870,029  First Trust Germany AlphaDEX(R)
               Fund                              $ 33,382,925
   801,714  First Trust Hong Kong
               AlphaDEX(R) Fund                    34,417,502
 1,005,035  First Trust ISE Chindia Index
               Fund                                30,492,762
   808,658  First Trust Switzerland
               AlphaDEX(R) Fund                    32,621,183
   804,762  First Trust United Kingdom
               AlphaDEX(R) Fund                    32,528,480
                                                 ------------
            TOTAL INVESTMENTS - 99.8%             163,442,852
            (Cost $161,372,503) (a)

            NET OTHER ASSETS AND
               LIABILITIES - 0.2%                     373,794
                                                 ------------
            NET ASSETS - 100.0%                  $163,816,646
                                                 ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,464,683 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $394,334.

* Represents investments in affiliated funds.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                            TOTAL         LEVEL 1      SIGNIFICANT  SIGNIFICANT
                           VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS               3/31/2015        PRICES        INPUTS        INPUTS
--------------------------------------------------------------------------------
Exchange-Traded
   Funds**               $163,442,852  $  163,442,852  $        --  $         --
                         =======================================================

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2015 (UNAUDITED)

                                                 FIRST TRUST                              INTERNATIONAL
                                                   NASDAQ             MULTI-ASSET          MULTI-ASSET          FIRST TRUST
                                             TECHNOLOGY DIVIDEND  DIVERSIFIED INCOME   DIVERSIFIED INCOME       HIGH INCOME
                                                 INDEX FUND           INDEX FUND           INDEX FUND               ETF
                                                   (TDIV)               (MDIV)               (YDIV)               (FTHI)
                                             -------------------  -------------------  -------------------  -------------------
ASSETS:
Investments, at value - Unaffiliated.......    $   716,770,334      $   813,488,409      $    15,933,749      $     4,117,170
Investments, at value - Affiliated.........                 --          204,170,136                   --                   --
                                               ---------------      ---------------      ---------------      ---------------
Total investments, at value................        716,770,334        1,017,658,545           15,933,749            4,117,170
Cash.......................................                 --            1,016,438               13,040               22,486
Foreign currency, at value.................                 --                   --                9,458                   --
Receivables:
   Capital shares sold.....................                 --            3,156,806                   --                   --
   Dividends...............................          1,569,121            4,452,322               46,210                6,753
   Investment securities sold..............                 --            1,047,972                   --                   --
   Dividend reclaims.......................             22,289                   --                3,617                   27
                                               ---------------      ---------------      ---------------      ---------------
   Total Assets............................        718,361,744        1,027,332,083           16,006,074            4,146,436
                                               ---------------      ---------------      ---------------      ---------------
LIABILITIES:
Options written, at value .................                 --                   --                   --               14,140
Due to custodian...........................            181,514                   --                   --                   --
Payables:
   Investment securities purchased.........                 --            3,961,461                   --                   --
   Investment advisory fees................            308,721              408,531                9,442                3,004
   Capital shares redeemed.................                 --            1,052,165                   --                   --
                                               ---------------      ---------------      ---------------      ---------------
   Total Liabilities.......................            490,235            5,422,157                9,442               17,144
                                               ---------------      ---------------      ---------------      ---------------
NET ASSETS.................................    $   717,871,509      $ 1,021,909,926      $    15,996,632      $     4,129,292
                                               ===============      ===============      ===============      ===============
NET ASSETS CONSIST OF:
Paid-in capital............................    $   656,961,412      $ 1,062,096,033      $    17,438,282      $     4,092,870
Par value..................................            267,050              486,500                8,500                2,000
Accumulated net investment income
   (loss)..................................          1,209,874           (8,870,157)             (21,158)             (63,110)
Accumulated net realized gain (loss) on
   investments, foreign currency transactions
   and options transactions ...............         30,568,192          (44,664,070)            (684,283)             (60,169)
Net unrealized appreciation (depreciation)
   on investments, foreign currency
   translation and options.................         28,864,981           12,861,620             (744,709)             157,701
                                               ---------------      ---------------      ---------------      ---------------
NET ASSETS.................................    $   717,871,509      $ 1,021,909,926      $    15,996,632      $     4,129,292
                                               ===============      ===============      ===============      ===============
NET ASSET VALUE, per share.................    $         26.88      $         21.01      $         18.82      $         20.65
                                               ===============      ===============      ===============      ===============
Number of shares outstanding (unlimited
   number of shares authorized, par value
   $0.01 per share)........................         26,705,000           48,650,002              850,002              200,002
                                               ===============      ===============      ===============      ===============
Investments, at cost - Unaffiliated........    $   687,905,353      $   805,228,160      $    16,677,369      $     3,980,699
                                               ===============      ===============      ===============      ===============
Investment, at cost - Affiliated...........    $            --      $   199,568,765      $            --      $            --
                                               ===============      ===============      ===============      ===============
Total investments, at cost.................    $   687,905,353      $ 1,004,796,925      $    16,677,369      $     3,980,699
                                               ===============      ===============      ===============      ===============
Foreign currency, at cost (proceeds).......    $            --      $              --    $         9,481      $            --
                                               ===============      ===============      ===============      ===============
Premiums received on options written.......    $            --      $              --    $            --      $        35,370
                                               ===============      ===============      ===============      ===============


Page 52                  See Notes to Financial Statements

                            FIRST TRUST                             FIRST TRUST RBA                             FIRST TRUST
       FIRST TRUST            NASDAQ             FIRST TRUST           AMERICAN            FIRST TRUST         DORSEY WRIGHT
        LOW BETA          RISING DIVIDEND       DORSEY WRIGHT         INDUSTRIAL           RBA QUALITY         INTERNATIONAL
       INCOME ETF          ACHIEVERS ETF         FOCUS 5 ETF      RENAISSANCE(R) ETF       INCOME ETF           FOCUS 5 ETF
         (FTLB)               (RDVY)                (FV)                (AIRR)               (QINC)                (IFV)
   -------------------  -------------------  -------------------  -------------------  -------------------  -------------------

     $     3,056,636      $    19,967,048      $            --      $    78,860,288      $     8,671,149      $            --
                  --                   --        2,692,413,801                   --                   --          163,442,852
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
           3,056,636           19,967,048        2,692,413,801           78,860,288            8,671,149          163,442,852
              13,419                   --              339,596               84,090                   --              204,644
                  --                   --                   --                   --                   --                   --

                  --                   --           92,960,281                   --                   --           21,363,040
               5,450               23,519            3,954,268               40,298               23,128              150,710
                  --              621,183                   --                   --                   --                   --
                  41                   --                   --                   --                1,791                   --
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
           3,075,546           20,611,750        2,789,667,946           78,984,676            8,696,068          185,161,246
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

               9,310                   --                   --                   --                   --                   --
                  --              597,171                   --                   --               14,121                   --

                  --                   --           92,829,238                   --                   --           21,314,069
               2,228                8,398              608,128               53,025                5,145               30,531
                  --                   --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
              11,538              605,569           93,437,366               53,025               19,266           21,344,600
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     $     3,064,008      $    20,006,181      $ 2,696,230,580      $    78,931,651      $     8,676,802      $   163,816,646
     ===============      ===============      ===============      ===============      ===============      ===============

     $     3,086,116      $    19,095,526      $ 2,443,534,103      $    80,070,412      $     8,146,377      $   162,692,975
               1,500                9,000            1,124,000               41,500                4,000               84,500

             (30,208)              35,686            3,305,565               78,380               35,661              182,948


            (161,252)             759,576            4,473,396           (1,349,781)             151,046           (1,214,126)


             167,852              106,393          243,793,516               91,140              339,718            2,070,349
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     $     3,064,008      $    20,006,181      $ 2,696,230,580      $    78,931,651      $     8,676,802      $   163,816,646
     ===============      ===============      ===============      ===============      ===============      ===============
     $         20.43      $         22.23      $         23.99      $         19.02      $         21.69      $         19.39
     ===============      ===============      ===============      ===============      ===============      ===============


             150,002              900,002          112,400,002            4,150,002              400,002            8,450,002
     ===============      ===============      ===============      ===============      ===============      ===============
     $     2,915,018      $    19,860,655      $            --      $    78,769,148      $     8,331,431      $            --
     ===============      ===============      ===============      ===============      ===============      ===============
     $            --      $            --      $ 2,448,620,285      $            --      $            --      $   161,372,503
     ===============      ===============      ===============      ===============      ===============      ===============
     $     2,915,018      $    19,860,655      $ 2,448,620,285      $    78,769,148      $     8,331,431      $   161,372,503
     ===============      ===============      ===============      ===============      ===============      ===============
     $            --      $            --      $            --      $            --      $            --      $            --
     ===============      ===============      ===============      ===============      ===============      ===============
     $        35,544      $            --      $            --      $            --      $            --      $            --
     ===============      ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2015 (UNAUDITED)

                                                 FIRST TRUST                              INTERNATIONAL
                                                   NASDAQ             MULTI-ASSET          MULTI-ASSET          FIRST TRUST
                                             TECHNOLOGY DIVIDEND  DIVERSIFIED INCOME   DIVERSIFIED INCOME       HIGH INCOME
                                                 INDEX FUND           INDEX FUND           INDEX FUND               ETF
                                                   (TDIV)               (MDIV)               (YDIV)               (FTHI)
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
Dividends - Unaffiliated...................    $    11,326,957      $    22,023,949      $       328,872      $        51,419
Dividends - Affiliated.....................                 --            4,131,945                   --                   --
Interest...................................                 --                   --                   --                    1
Foreign tax withholding....................           (179,509)                  --              (25,758)                 (71)
Other......................................                  2                   52                   --                    4
                                               ---------------      ---------------      ---------------      ---------------
   Total investment income.................         11,147,450           26,155,946              303,114               51,353
                                               ---------------      ---------------      ---------------      ---------------
EXPENSES:
Investment advisory fees...................          1,811,674            2,709,144               50,284               17,012
Excise tax expense.........................                 --                   --                  214                   --
                                               ---------------      ---------------      ---------------      ---------------
   Total expenses..........................          1,811,674            2,709,144               50,498               17,012
                                               ---------------      ---------------      ---------------      ---------------
   Fees waived or expenses reimbursed by
      the investment advisor...............                 --             (318,555)                  --                   --
                                               ---------------      ---------------      ---------------      ---------------
Net expenses...............................          1,811,674            2,390,589               50,498               17,012
                                               ---------------      ---------------      ---------------      ---------------
NET INVESTMENT INCOME (LOSS)...............          9,335,776           23,765,357              252,616               34,341
                                               ---------------      ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..............         (5,582,984)         (25,850,092)            (501,577)             (33,591)
   Investments - Affiliated................                 --              (23,945)                  --                   --
   Written option transactions.............                 --                   --                   --              (50,878)
   In-kind redemptions - Unaffiliated......         41,838,408              666,991                   --               82,702
   In-kind redemptions - Affiliated........                 --               32,979                   --                   --
   Foreign currency transactions...........                 --                   --               (7,859)                  --
                                               ---------------      ---------------      ---------------      ---------------
Net realized gain (loss)...................         36,255,424          (25,174,067)            (509,436)              (1,767)
                                               ---------------      ---------------      ---------------      ---------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments - Unaffiliated..............        (40,619,333)           4,222,625             (483,053)             136,162
   Investments - Affiliated................                 --            4,601,371                   --                   --
   Written options held....................                 --                   --                   --               18,144
   Foreign currency translation............                 --                   --                   87                   --
                                               ---------------      ---------------      ---------------      ---------------
Net change in unrealized appreciation
   (depreciation)..........................        (40,619,333)           8,823,996             (482,966)             154,306
                                               ---------------      ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS).............................         (4,363,909)         (16,350,071)            (992,402)             152,539
                                               ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................    $     4,971,867      $     7,415,286      $      (739,786)     $       186,880
                                               ===============      ===============      ===============      ===============


Page 54                  See Notes to Financial Statements

                            FIRST TRUST                             FIRST TRUST RBA                             FIRST TRUST
       FIRST TRUST            NASDAQ             FIRST TRUST           AMERICAN            FIRST TRUST         DORSEY WRIGHT
        LOW BETA          RISING DIVIDEND       DORSEY WRIGHT         INDUSTRIAL           RBA QUALITY         INTERNATIONAL
       INCOME ETF          ACHIEVERS ETF         FOCUS 5 ETF      RENAISSANCE(R) ETF       INCOME ETF           FOCUS 5 ETF
         (FTLB)               (RDVY)                (FV)                (AIRR)               (QINC)                (IFV)
   -------------------  -------------------  -------------------  -------------------  -------------------  -------------------

     $        39,189      $       186,083      $            --      $       540,230      $       147,289      $            --
                  --                   --            6,219,417                   --                   --              321,951
                   1                    2                   53                   20                   --                   --
                 (53)                  --                   --                   --               (1,397)                  --
                  16                   --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
              39,153              186,085            6,219,470              540,250              145,892              321,951
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              12,915               31,897            2,099,613              335,197               29,055               91,224
                  --                   --                   --                   --                   --                3,193
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
              12,915               31,897            2,099,613              335,197               29,055               94,417
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

                  --                   --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
              12,915               31,897            2,099,613              335,197               29,055               94,417
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
              26,238              154,188            4,119,857              205,053              116,837              227,534
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             (56,019)             (61,676)                  --           (4,582,662)            (160,828)                  --
                  --                   --                   --                   --                   --           (1,112,192)
             (49,141)                  --                   --                   --                   --                   --
                  --              877,450                   --            4,226,926              365,718                   --
                  --                   --            4,474,122                   --                   --             (101,934)
                  --                   --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
            (105,160)             815,774            4,474,122             (355,736)             204,890           (1,214,126)
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------


             144,438                  555                   --            3,349,241              496,394                   --
                  --                   --          219,585,846                   --                   --            3,701,696
              23,978                   --                   --                   --                   --                   --
                  --                   --                   --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             168,416                  555          219,585,846            3,349,241              496,394            3,701,696
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              63,256              816,329          224,059,968            2,993,505              701,284            2,487,570
     ---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     $        89,494      $       970,517      $   228,179,825      $     3,198,558      $       818,121      $     2,715,104
     ===============      ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                            MULTI-ASSET
                                                                  NASDAQ TECHNOLOGY                     DIVERSIFIED INCOME
                                                                 DIVIDEND INDEX FUND                        INDEX FUND
                                                                       (TDIV)                                 (MDIV)
                                                         -----------------------------------    -----------------------------------
                                                           FOR THE SIX                            FOR THE SIX
                                                           MONTHS ENDED         FOR THE           MONTHS ENDED         FOR THE
                                                            3/31/2015          YEAR ENDED          3/31/2015          YEAR ENDED
                                                           (UNAUDITED)         9/30/2014          (UNAUDITED)         9/30/2014
                                                         ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)..........................   $      9,335,776   $     13,405,168    $     23,765,357   $     27,945,530
Net realized gain (loss)..............................         36,255,424          7,209,603         (25,174,067)         7,241,365
Net change in unrealized appreciation (depreciation)..        (40,619,333)        61,479,931           8,823,996         16,722,629
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations.........................................          4,971,867         82,094,702           7,415,286         51,909,524
                                                         ----------------   ----------------    ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................         (8,800,301)       (12,811,593)        (30,075,761)       (35,770,042)
Net realized gain.....................................                 --                 --                  --                 --
                                                         ----------------   ----------------    ----------------   ----------------
Total distributions to shareholders...................         (8,800,301)       (12,811,593)        (30,075,761)       (35,770,042)
                                                         ----------------   ----------------    ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................        161,478,070        495,923,217         269,093,601        532,466,922
Cost of shares redeemed...............................       (163,313,942)       (47,110,046)         (8,476,777)      (256,237,493)
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...........................         (1,835,872)       448,813,171         260,616,824        276,229,429
                                                         ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets...............         (5,664,306)       518,096,280         237,956,349        292,368,911
NET ASSETS:
Beginning of period...................................        723,535,815        205,439,535         783,953,577        491,584,666
                                                         ----------------   ----------------    ----------------   ----------------
End of period.........................................   $    717,871,509   $    723,535,815    $  1,021,909,926       $783,953,577
                                                         ================   ================    ================   ================
Accumulated net investment income (loss) at end of
   period.............................................   $      1,209,874   $        674,399    $     (8,870,157)  $     (2,559,753)
                                                         ================   ================    ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............         26,755,000          9,105,000          36,500,002         23,800,002
Shares sold...........................................          5,850,000         19,500,000          12,550,000         24,250,000
Shares redeemed.......................................         (5,900,000)        (1,850,000)           (400,000)       (11,550,000)
                                                         ================   ================    ================   ================
Shares outstanding, end of period.....................         26,705,000         26,755,000          48,650,002         36,500,002
                                                         ================   ================    ================   ================

(a) Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 56                 See Notes to Financial Statements

                             INTERNATIONAL                           FIRST TRUST                            FIRST TRUST
                        MULTI-ASSET DIVERSIFIED                      HIGH INCOME                             LOW BETA
                           INCOME INDEX FUND                             ETF                                INCOME ETF
                                (YDIV)                                 (FTHI)                                 (FTLB)
                  -----------------------------------    -----------------------------------    -----------------------------------
                    FOR THE SIX                            FOR THE SIX       FOR THE PERIOD       FOR THE SIX       FOR THE PERIOD
                    MONTHS ENDED         FOR THE           MONTHS ENDED       1/6/2014 (a)        MONTHS ENDED       1/6/2014 (a)
                     3/31/2015          YEAR ENDED          3/31/2015           THROUGH            3/31/2015           THROUGH
                    (UNAUDITED)         9/30/2014          (UNAUDITED)         9/30/2014          (UNAUDITED)         9/30/2014
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                  $        252,616   $        372,123    $         34,341   $         40,301    $         26,238   $         36,566
                          (509,436)            (9,596)             (1,767)            51,942            (105,160)            28,326
                          (482,966)          (372,423)            154,306              3,395             168,416               (564)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                          (739,786)            (9,896)            186,880             95,638              89,494             64,328
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                          (269,406)          (400,902)            (97,451)           (64,556)            (56,446)           (47,581)
                                --            (56,951)                 --                 --                  --                 --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                          (269,406)          (457,853)            (97,451)           (64,556)            (56,446)           (47,581)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                         3,940,037         10,373,827           2,017,336          5,039,443                  --          5,029,832
                                --         (2,003,842)         (1,021,070)        (2,026,928)                 --         (2,015,619)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                         3,940,037          8,369,985             996,266          3,012,515                  --          3,014,213
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                         2,930,845          7,902,236           1,085,695          3,043,597              33,048          3,030,960

                        13,065,787          5,163,551           3,043,597                 --           3,030,960                 --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                  $     15,996,632   $     13,065,787    $      4,129,292   $      3,043,597    $      3,064,008   $      3,030,960
                  ================   ================    ================   ================    ================   ================

                  $        (21,158)  $         (4,368)   $        (63,110)  $             --    $        (30,208)  $             --
                  ================   ================    ================   ================    ================   ================

                           650,002            250,002             150,002                 --             150,002                 --
                           200,000            500,000             100,000            250,002                  --            250,002
                                --           (100,000)            (50,000)          (100,000)                 --           (100,000)
                  ================   ================    ================   ================    ================   ================
                           850,002            650,002             200,002            150,002             150,002            150,002
                  ================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND VI


                                                                     FIRST TRUST                            FIRST TRUST
                                                               NASDAQ RISING DIVIDEND                      DORSEY WRIGHT
                                                                    ACHIEVERS ETF                           FOCUS 5 ETF
                                                                       (RDVY)                                  (FV)
                                                         -----------------------------------    -----------------------------------
                                                           FOR THE SIX                            FOR THE SIX
                                                           MONTHS ENDED         FOR THE           MONTHS ENDED         FOR THE
                                                            3/31/2015          YEAR ENDED          3/31/2015          YEAR ENDED
                                                           (UNAUDITED)         9/30/2014          (UNAUDITED)         9/30/2014
                                                         ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)..........................   $        154,188   $         92,834    $      4,119,857   $        362,568
Net realized gain (loss)..............................            815,774            205,692           4,474,122            787,219
Net change in unrealized appreciation (depreciation)..                555            105,838         219,585,846         24,207,670
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations.........................................            970,517            404,364         228,179,825         25,357,457
                                                         ----------------   ----------------    ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................           (122,660)           (88,676)         (1,099,010)           (77,850)
Net realized gain.....................................                 --                 --                  --                 --
                                                         ----------------   ----------------    ----------------   ----------------
Total distributions to shareholders...................           (122,660)           (88,676)         (1,099,010)           (77,850)
                                                         ----------------   ----------------    ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................         19,743,948         10,161,394       1,928,932,632        551,378,066
Cost of shares redeemed...............................         (7,942,299)        (3,120,407)        (26,851,199)        (9,589,341)
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...........................         11,801,649          7,040,987       1,902,081,433        541,788,725
                                                         ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets...............         12,649,506          7,356,675       2,129,162,248        567,068,332
NET ASSETS:
Beginning of period...................................          7,356,675                 --         567,068,332                 --
                                                         ----------------   ----------------    ----------------   ----------------
End of period.........................................   $     20,006,181   $      7,356,675    $  2,696,230,580   $    567,068,332
                                                         ================   ================    ================   ================
Accumulated net investment income (loss) at end of
   period.............................................   $         35,686   $          4,158    $      3,305,565           $284,718
                                                         ================   ================    ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............            350,002                 --          27,800,002                 --
Shares sold...........................................            900,000            500,002          85,850,000         28,300,002
Shares redeemed.......................................           (350,000)          (150,000)         (1,250,000)          (500,000)
                                                         ================   ================    ================   ================
Shares outstanding, end of period.....................            900,002            350,002         112,400,002         27,800,002
                                                         ================   ================    ================   ================


(a) Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Inception date is March 5, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c) Inception date is March 10, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d) Inception date is July 22, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 58                 See Notes to Financial Statements

                              FIRST TRUST                                                                   FIRST TRUST
                             RBA AMERICAN                            FIRST TRUST                           DORSEY WRIGHT
                              INDUSTRIAL                         RBA QUALITY INCOME                        INTERNATIONAL
                          RENAISSANCE(R) ETF                             ETF                                FOCUS 5 ETF
                                (AIRR)                                 (QINC)                                  (IFV)
                  -----------------------------------    -----------------------------------    -----------------------------------
                    FOR THE SIX       FOR THE PERIOD       FOR THE SIX       FOR THE PERIOD       FOR THE SIX       FOR THE PERIOD
                    MONTHS ENDED      3/10/2014 (c)        MONTHS ENDED      3/10/2014 (c)        MONTHS ENDED      7/22/2014 (d)
                     3/31/2015           THROUGH            3/31/2015           THROUGH            3/31/2015           THROUGH
                    (UNAUDITED)         9/30/2014          (UNAUDITED)         9/30/2014          (UNAUDITED)         9/30/2014
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                  $        205,053   $        151,187    $        116,837   $         65,629    $        227,534   $        115,484
                          (355,736)          (857,919)            204,890             62,490          (1,214,126)                --
                         3,349,241         (3,258,101)            496,394           (156,676)          3,701,696         (1,631,347)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                         3,198,558         (3,964,833)            818,121            (28,557)          2,715,104         (1,515,863)
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                          (178,180)           (99,680)            (82,480)           (62,231)           (160,070)                --
                                --                 --                  --                 --                  --                 --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                          (178,180)           (99,680)            (82,480)           (62,231)           (160,070)                --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                        43,004,179         86,400,745           6,214,551          8,156,769         154,296,835         33,090,138
                       (46,548,399)        (2,880,739)         (3,251,723)        (3,087,648)        (24,609,498)                --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------

                        (3,544,220)        83,520,006           2,962,828          5,069,121         129,687,337         33,090,138
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                          (523,842)        79,455,493           3,698,469          4,978,333         132,242,371         31,574,275

                        79,455,493                 --           4,978,333                 --          31,574,275                 --
                  ----------------   ----------------    ----------------   ----------------    ----------------   ----------------
                  $     78,931,651   $     79,455,493    $      8,676,802   $      4,978,333    $    163,816,646   $     31,574,275
                  ================   ================    ================   ================    ================   ================

                  $         78,380   $         51,507    $         35,661   $          1,304    $        182,948   $        115,484
                  ================   ================    ================   ================    ================   ================

                         4,350,002                 --             250,002                 --           1,700,002                 --
                         2,350,000          4,500,002             300,000            400,002           8,100,000          1,700,002
                        (2,550,000)          (150,000)           (150,000)          (150,000)         (1,350,000)                --
                  ================   ================    ================   ================    ================   ================
                         4,150,002          4,350,002             400,002            250,002           8,450,002          1,700,002
                  ================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

                                                     SIX MONTHS                                    FOR THE PERIOD
                                                       ENDED            YEAR            YEAR       8/13/2012 (a)
                                                     3/31/2015         ENDED           ENDED          THROUGH
                                                    (UNAUDITED)      9/30/2014       9/30/2013       9/30/2012
                                                   --------------  --------------  --------------  --------------
Net asset value, beginning of period                 $    27.04      $    22.56      $    19.74      $    19.92
                                                     ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.36            0.73            0.59            0.04
Net realized and unrealized gain (loss)                   (0.18)           4.46            2.81           (0.18)
                                                     ----------      ----------      ----------      ----------
Total from investment operations                           0.18            5.19            3.40           (0.14)
                                                     ----------      ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.34)          (0.71)          (0.58)          (0.04)
                                                     ----------      ----------      ----------      ----------
Net asset value, end of period                       $    26.88      $    27.04      $    22.56      $    19.74
                                                     ==========      ==========      ==========      ==========
TOTAL RETURN (b)                                           0.63%          23.19%          17.49%          (0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  717,872      $  723,536      $  205,440      $   27,731
Ratio of total expenses to average net assets              0.50% (c)       0.50%           0.50%           0.50% (c)
Ratio of net investment income (loss) to average
   net assets                                              2.58% (c)       3.13%           2.95%           2.39% (c)
Portfolio turnover rate (d)                                  11%             34%             37%             18%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the Fund on July 19, 2012 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 60                  See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

                                                     SIX MONTHS                                    FOR THE PERIOD
                                                       ENDED            YEAR            YEAR       8/13/2012 (a)
                                                     3/31/2015         ENDED           ENDED          THROUGH
                                                    (UNAUDITED)      9/30/2014       9/30/2013       9/30/2012
                                                   --------------  --------------  --------------  --------------

Net asset value, beginning of period                 $    21.48      $    20.65      $    20.18      $    19.98
                                                     ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.59            1.05            0.90            0.09
Net realized and unrealized gain (loss)                   (0.36)           1.02            0.71            0.15
                                                     ----------      ----------      ----------      ----------
Total from investment operations                           0.23            2.07            1.61            0.24
                                                     ----------      ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.70)          (1.24)          (1.07)          (0.04)
Return of capital                                            --              --           (0.07)             --
                                                     ----------      ----------      ----------      ----------
Total from distributions                                  (0.70)          (1.24)          (1.14)          (0.04)
                                                     ----------      ----------      ----------      ----------
Net asset value, end of period                       $    21.01      $    21.48      $    20.65      $    20.18
                                                     ==========      ==========      ==========      ==========
TOTAL RETURN (b)                                           1.05%          10.17%           8.08%           1.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $1,021,910      $  783,954      $   91,585      $   34,307
Ratio of total expenses to average net assets              0.60% (c)       0.60%           0.60%           0.60% (c)
Ratio of net expenses to average net assets                0.53% (c)       0.60%           0.60%           0.60% (c)
Ratio of net investment income (loss) to average
   net assets                                              5.26% (c)       4.55%           4.80%           7.10% (c)
Portfolio turnover rate (d)                                  65%             96%            124%             34%


INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

                                                     SIX MONTHS                    FOR THE PERIOD
                                                       ENDED            YEAR       8/22/2013 (a)
                                                     3/31/2015         ENDED          THROUGH
                                                    (UNAUDITED)      9/30/2014       9/30/2013
                                                   --------------  --------------  --------------
Net asset value, beginning of period                 $    20.10      $    20.65      $    19.97
                                                     ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.34            1.08            0.07
Net realized and unrealized gain (loss)                   (1.26)          (0.27)           0.69
                                                     ----------      ----------      ----------
Total from investment operations                          (0.92)           0.81            0.76
                                                     ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.36)          (1.13)          (0.08)
Net realized gain                                            --           (0.23)             --
                                                     ----------      ----------      ----------
Total distributions                                       (0.36)          (1.36)          (0.08)
                                                     ----------      ----------      ----------
Net asset value, end of period                       $    18.82      $    20.10      $    20.65
                                                     ==========      ==========      ==========
TOTAL RETURN (b)                                          (4.62)%          3.93%           3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   15,997      $   13,066      $    5,164
Ratio of total expenses to average net assets              0.70% (c)       0.70%           0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              3.52% (c)       4.74%           3.15% (c)
Portfolio turnover rate (d)                                  49%            116%             24%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.



                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HIGH INCOME ETF (FTHI)

                                                     SIX MONTHS    FOR THE PERIOD
                                                       ENDED        1/6/2014 (a)
                                                     3/31/2015        THROUGH
                                                    (UNAUDITED)      9/30/2014
                                                   --------------  --------------
Net asset value, beginning of period                 $    20.29      $    19.93
                                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.19            0.40
Net realized and unrealized gain (loss)                    0.68            0.52
                                                     ----------      ----------
Total from investment operations                           0.87            0.92
                                                     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.51)          (0.56)
                                                     ----------      ----------
Net asset value, end of period                       $    20.65      $    20.29
                                                     ==========      ==========
TOTAL RETURN (b)                                           4.32%           4.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    4,129      $    3,044
Ratio of total expenses to average net assets              0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average
   net assets                                              1.72% (c)       2.49% (c)
Portfolio turnover rate (d)                                  52%             54%


FIRST TRUST LOW BETA INCOME ETF (FTLB)

                                                     SIX MONTHS    FOR THE PERIOD
                                                       ENDED        1/6/2014 (a)
                                                     3/31/2015        THROUGH
                                                    (UNAUDITED)      9/30/2014
                                                   --------------  --------------
Net asset value, beginning of period                 $    20.21      $    19.93
                                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.18            0.40
Net realized and unrealized gain (loss)                    0.42            0.36
                                                     ----------      ----------
Total from investment operations                           0.60            0.76
                                                     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.38)          (0.48)
                                                     ----------      ----------
Net asset value, end of period                       $    20.43      $    20.21
                                                     ==========      ==========
TOTAL RETURN (b)                                           2.97%           3.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    3,064      $    3,031
Ratio of total expenses to average net assets              0.85% (c)       0.85% (c)
Ratio of net investment income (loss) to average
   net assets                                              1.73% (c)       2.47% (c)
Portfolio turnover rate (d)                                  50%             38%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 62                  See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

                                                     SIX MONTHS    FOR THE PERIOD
                                                       ENDED        1/6/2014 (a)
                                                     3/31/2015        THROUGH
                                                    (UNAUDITED)      9/30/2014
                                                   --------------  --------------
Net asset value, beginning of period                 $    21.02      $    19.93
                                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.23            0.29
Net realized and unrealized gain (loss)                    1.18            1.08
                                                     ----------      ----------
Total from investment operations                           1.41            1.37
                                                     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.20)          (0.28)
                                                     ----------      ----------
Net asset value, end of period                       $    22.23      $    21.02
                                                     ==========      ==========
TOTAL RETURN (b)                                           6.71%           6.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   20,006      $    7,357
Ratio of total expenses to average net assets              0.50% (c)       0.50% (c)
Ratio of net investment income (loss) to average
   net assets                                              2.42% (c)       2.26% (c)
Portfolio turnover rate (d)                                  93%             62%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


See Notes to Financial Statements                  Page 63

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

                                                     SIX MONTHS    FOR THE PERIOD
                                                       ENDED        3/5/2014 (a)
                                                     3/31/2015        THROUGH
                                                    (UNAUDITED)      9/30/2014
                                                   --------------  --------------
Net asset value, beginning of period                 $    20.40      $    20.02
                                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.04            0.01
Net realized and unrealized gain (loss)                    3.57            0.37
                                                     ----------      ----------
Total from investment operations                           3.61            0.38
                                                     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.02)           0.00 (b)
                                                     ----------      ----------
Net asset value, end of period                       $    23.99      $    20.40
                                                     ==========      ==========
TOTAL RETURN (c)                                          17.70%           1.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $2,696,231      $  567,068
Ratio of total expenses to average net assets              0.30% (d)       0.30% (d)
Ratio of net investment income (loss) to average
   net assets                                              0.59% (d)       0.22% (d)
Portfolio turnover rate (e)                                   0%              0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 64                  See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)

                                                     SIX MONTHS    FOR THE PERIOD
                                                       ENDED        3/10/2014 (a)
                                                     3/31/2015        THROUGH
                                                    (UNAUDITED)      9/30/2014
                                                   --------------  --------------
Net asset value, beginning of period                 $    18.27      $    19.98
                                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.04            0.05
Net realized and unrealized gain (loss)                    0.74           (1.72)
                                                     ----------      ----------
Total from investment operations                           0.78           (1.67)
                                                     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.03)          (0.04)
                                                     ----------      ----------
Net asset value, end of period                       $    19.02      $    18.27
                                                     ==========      ==========
TOTAL RETURN (b)                                           4.28%          (8.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   78,932      $   79,455
Ratio of total expenses to average net assets              0.70% (c)       0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              0.43% (c)       0.62% (c)
Portfolio turnover rate (d)                                  30%             20%


FIRST TRUST RBA QUALITY INCOME ETF (QINC)

                                                     SIX MONTHS    FOR THE PERIOD
                                                       ENDED        3/10/2014 (a)
                                                     3/31/2015        THROUGH
                                                    (UNAUDITED)      9/30/2014
                                                   --------------  --------------
Net asset value, beginning of period                 $    19.91     $     20.00
                                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.29            0.34
Net realized and unrealized gain (loss)                    1.70           (0.10)
                                                     ----------      ----------
Total from investment operations                           1.99            0.24
                                                     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.21)          (0.33)
                                                     ----------      ----------
Net asset value, end of period                       $    21.69      $    19.91
                                                     ==========      ==========
TOTAL RETURN (b)                                           9.98%           1.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    8,677      $    4,978
Ratio of total expenses to average net assets              0.70% (c)       0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              2.82% (c)       3.16% (c)
Portfolio turnover rate (d)                                  87%             55%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


See Notes to Financial Statements                  Page 65

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)

                                                     SIX MONTHS    FOR THE PERIOD
                                                       ENDED        7/22/2014 (a)
                                                     3/31/2015        THROUGH
                                                    (UNAUDITED)      9/30/2014
                                                   --------------  --------------
Net asset value, beginning of period                 $    18.57      $    20.09
                                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (0.04)           0.07
Net realized and unrealized gain (loss)                    0.87           (1.59)
                                                     ----------      ----------
Total from investment operations                           0.83           (1.52)
                                                     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.01)             --
                                                     ----------      ----------
Net asset value, end of period                       $    19.39      $    18.57
                                                     ==========      ==========
TOTAL RETURN (b)                                           4.67%          (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  163,817      $   31,574
Ratio of total expenses to average net assets              0.31% (c)       0.30% (c)
Ratio of net investment income (loss) to average
   net assets                                              0.75% (c)       5.67% (c)
Portfolio turnover rate (d)                                  27%              0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 66                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds:

      First Trust NASDAQ Technology Dividend Index Fund - (The NASDAQ(R) Stock
        Market LLC ("NASDAQ") ticker "TDIV")
      Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "YDIV")
      First Trust High Income ETF - (NASDAQ ticker "FTHI")
      First Trust Low Beta Income ETF - (NASDAQ ticker "FTLB")
      First Trust NASDAQ Rising Dividend Achievers ETF - (NASDAQ ticker "RDVY") First Trust Dorsey Wright Focus 5 ETF - (NASDAQ ticker "FV")
      First Trust RBA American Industrial Renaissance(R) ETF - (NASDAQ ticker
        "AIRR")
      First Trust RBA Quality Income ETF - (NASDAQ ticker "QINC")
      First Trust Dorsey Wright International Focus 5 ETF - (NASDAQ ticker
         "IFV")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on NASDAQ. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities in which the Funds invest, or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund, except for FTHI and FTLB, is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                         INDEX

First Trust NASDAQ Technology Dividend Index Fund            NASDAQ Technology Dividend Index(SM) (1)
Multi-Asset Diversified Income Index Fund                    NASDAQ Multi-Asset Diversified Income Index(SM) (1)
International Multi-Asset Diversified Income Index Fund      NASDAQ International Multi-Asset Diversified Income Index(SM) (1)
First Trust NASDAQ Rising Dividend Achievers ETF             NASDAQ Rising Dividend Achievers Index (1)
First Trust Dorsey Wright Focus 5 ETF                        Dorsey Wright Focus Five Index (2)
First Trust RBA American Industrial Renaissance(R) ETF       Richard Bernstein Advisors American Industrial Renaissance(R) Index (3)
First Trust RBA Quality Income ETF                           Richard Bernstein Advisors Quality Income Index (3)
First Trust Dorsey Wright International Focus 5 ETF          Dorsey Wright International Focus Five Index (2)


(1) This index is developed, maintained and sponsored by The NASDAQ OMX Group, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

(2) This Index is developed and sponsored by Dorsey, Wright & Associates LLC, maintained by The NASDAQ OMX Group, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

(3) This index is developed and sponsored by Richard Bernstein Advisors LLC, maintained by the New York Stock Exchange, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

FTHI and FTLB are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI's secondary investment objective is to provide capital appreciation. FTHI pursues its objectives by investing in large cap equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of writing (selling) U.S. exchange traded covered call options on the S&P 500(R) Index (the "Index"). FTHI will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of FTHI's overall NAV.

The investment objective of FTLB is to provide current income. FTLB pursues its objective by investing in large cap equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of buying U.S. exchange-traded put options on the Index and writing (selling) U.S. exchange-traded covered call options on the Index. FTLB will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide FTLB with downside protection and which are expected to reduce FTLB's price sensitivity to declining markets. The market value of the option strategy may be up to 20% of FTLB's overall NAV.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2015, is included with each Fund's Portfolio of Investments.

B. OPTION CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Index to hedge against changes in the value of equities. Aditionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write
(sell) covered call options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as "Net realized gain (loss) on Written options transactions" on the Statements of Operations.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded put options on the Index to hedge against changes in the value of equities. The purchase of put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a put option, the premium paid represents the cost of the put option, which is included in "Investments, at cost" on the Statements of Assets and Liabilities.

If FTLB elects to exercise a put option on the Index, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is included in "Net realized gain (loss) on Investments" on the Statements of Operations.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") and master limited partnerships ("MLPs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the period is not known until after the REIT's and MLP's fiscal year end. A Fund records the character of distributions received from the REITs and MLPs during the year based on estimates. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs and MLPs after their tax reporting periods conclude.

D. AFFILIATED TRANSACTIONS

MDIV, FV and IFV invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in MDIV at March 31, 2015, and for the period then ended are:

                                                      SHARE ACTIVITY
                                      -----------------------------------------------
                                      BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND     REALIZED
SECURITY NAME                         9/30/2014    PURCHASES     SALES     3/31/2015      3/31/2015        INCOME    GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Tactical High Yield ETF       --       4,143,832    (100,859)   4,042,973   $  204,170,136   $4,131,945  $      9,034
                                                                                        --------------   ----------  ------------


Amounts relating to these investments in FV at March 31, 2015, and for the period then ended are:

                                                      SHARE ACTIVITY
                                      -----------------------------------------------
                                      BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND     REALIZED
SECURITY NAME                         9/30/2014    PURCHASES     SALES     3/31/2015      3/31/2015        INCOME    GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                    3,092,483   9,549,954    (139,050)  12,503,387   $  466,376,335   $1,230,407  $    396,129
First Trust Consumer Staples
   AlphaDEX(R) Fund                    2,683,233   8,286,242    (120,650)  10,848,825      484,183,060    4,568,345       673,421
First Trust Dow Jones Internet Index
   Fund                                1,832,001   5,657,515     (82,375)   7,407,141      480,871,593           --       407,198
First Trust Health Care AlphaDEX(R)
   Fund                                2,087,237   6,445,618     (93,850)   8,439,005      565,582,115           --     1,026,794
First Trust NYSE Arca Biotechnology
   Index Fund                          1,454,495   4,491,672     (65,400)   5,880,767      695,400,698      420,665     1,970,580
                                                                                        --------------   ----------  ------------
                                                                                        $2,692,413,801   $6,219,417  $  4,474,122
                                                                                        ==============   ==========  ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

Amounts relating to these investments in IFV at March 31, 2015, and for the period then ended are:

                                                      SHARE ACTIVITY
                                      -----------------------------------------------
                                      BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND     REALIZED
SECURITY NAME                         9/30/2014    PURCHASES     SALES     3/31/2015      3/31/2015        INCOME    GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Canada AlphaDEX(R) Fund      177,276      52,140    (229,416)          --   $           --   $       --  $   (498,117)
First Trust Emerging Markets Small
   Cap AlphaDEX(R) Fund                  156,434     148,627    (305,061)          --               --           --      (503,927)
First Trust Germany AlphaDEX(R)
   Fund                                  164,356     853,041    (147,368)     870,029       33,382,925           --       (56,450)
First Trust Hong Kong AlphaDEX(R)
   Fund                                       --     840,544     (38,830)     801,714       34,417,502      200,207         83,103
First Trust ISE Chindia Index Fund            --   1,180,098    (175,063)   1,005,035       30,492,762       16,413        (6,466)
First Trust Switzerland AlphaDEX(R)
   Fund                                  199,580     787,594    (178,516)     808,658       32,621,183           --      (222,615)
First Trust United Kingdom
   AlphaDEX(R) Fund                      150,518     784,789    (130,545)     804,762       32,528,480      105,331        (9,654)
                                                                                        --------------   ----------  ------------
                                                                                        $  163,442,852   $  321,951  $ (1,214,126)
                                                                                        ==============   ==========  ============


E. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly for YDIV, MDIV, FTHI and FTLB and quarterly for TDIV, RDVY, FV, AIRR, QINC and IFV or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each applicable Fund during the fiscal year ended September 30, 2014 was as follows:

                                                                                  Distributions    Distributions    Distributions
                                                                                    paid from        paid from        paid from
                                                                                    Ordinary          Capital         Return of
                                                                                     Income            Gains           Capital
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                 $  12,811,593    $          --    $          --
Multi-Asset Diversified Income Index Fund                                            35,770,042               --               --
International Multi-Asset Diversified Income Index Fund                                 457,853               --               --
First Trust High Income ETF                                                              64,556               --               --
First Trust Low Beta Income ETF                                                          47,581               --               --
First Trust NASDAQ Rising Dividend Achievers ETF                                         88,676               --               --
First Trust Dorsey Wright Focus 5 ETF                                                    77,850               --               --
First Trust RBA American Industrial Renaissance(R) ETF                                   99,680               --               --
First Trust RBA Quality Income ETF                                                       62,231               --               --
First Trust Dorsey Wright International Focus 5 ETF                                          --               --               --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

As of September 30, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                    Accumulated          Net
                                                                                  Undistributed     Capital and      Unrealized
                                                                                    Ordinary           Other        Appreciation
                                                                                     Income         Gain (Loss)     (Depreciation)
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                 $     484,136    $  (2,602,350)   $  66,589,695
Multi-Asset Diversified Income Index Fund                                                    --      (13,188,608)      (4,823,524)
International Multi-Asset Diversified Income Index Fund                                  23,194         (144,623)        (319,529)
First Trust High Income ETF                                                                  --          (48,998)          (6,009)
First Trust Low Beta Income ETF                                                              --          (51,378)          (5,278)
First Trust NASDAQ Rising Dividend Achievers ETF                                          4,158          (48,227)          97,867
First Trust Dorsey Wright Focus 5 ETF                                                   284,718               --       24,206,944
First Trust RBA American Industrial Renaissance(R) ETF                                   51,507         (816,573)      (3,435,573)
First Trust RBA Quality Income ETF                                                          947          (34,019)        (176,144)
First Trust Dorsey Wright International Focus 5 ETF                                     115,484               --       (1,631,347)

F. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012, 2013 and 2014 remain open to federal and state audit for MDIV and TDIV. Taxable years ended 2013 and 2014 remain open to federal and state audit for YDIV. Taxable year ended 2014 remains open to federal and state audit for AIRR, FTHI, FTLB, FV, IFV, QINC, and RDVY. As of March 31, 2015, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2014, the Funds had net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryfowards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.



                                                                Capital
                                                             Loss Available
                                                             --------------
First Trust NASDAQ Technology Dividend Index Fund            $    2,602,350
Multi-Asset Diversified Income Index Fund                        13,188,608
International Multi-Asset Diversified Income Index Fund             144,623
First Trust High Income ETF                                          48,998
First Trust Low Beta Income ETF                                      51,378
First Trust NASDAQ Rising Dividend Achievers ETF                     48,227
First Trust Dorsey Wright Focus 5 ETF                                    --
First Trust RBA American Industrial Renaissance(R) ETF              816,573
First Trust RBA Quality Income ETF                                   34,019
First Trust Dorsey Wright International Focus 5 ETF                      --

G. EXPENSES

Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses excluding those attributable to affiliated funds held by MDIV, taxes, interest and extraordinary expenses, which are paid by each respective Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

First Trust has entered into licensing agreements with the following "Licensors" for the respective Funds:

FUND                                                            LICENSOR

First Trust NASDAQ Technology Dividend Index Fund               The NASDAQ OMX Group, Inc
Multi-Asset Diversified Income Index Fund                       The NASDAQ OMX Group, Inc
International Multi-Asset Diversified Income Index Fund         The NASDAQ OMX Group, Inc
First Trust NASDAQ Rising Dividend Achievers ETF                The NASDAQ OMX Group, Inc
First Trust Dorsey Wright Focus 5 ETF                           Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance(R) ETF          Richard Bernstein Advisors LLC
First Trust RBA Quality Income ETF                              Richard Bernstein Advisors LLC First Trust
Dorsey Wright International Focus 5 ETF                         Dorsey, Wright & Associates, LLC

The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, each Fund pays First Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:

                                                                         Rate
                                                                       ---------
      First Trust NASDAQ Technology Dividend Index Fund                  0.50%
      Multi-Asset Diversified Income Index Fund                          0.60%
      International Multi-Asset Diversified Income Index Fund            0.70%
      First Trust High Income ETF                                        0.85%
      First Trust Low Beta Income ETF                                    0.85%
      First Trust NASDAQ Rising Dividend Achievers ETF                   0.50%
      First Trust Dorsey Wright Focus 5 ETF                              0.30%
      First Trust RBA American Industrial Renaissance(R) ETF             0.70%
      First Trust RBA Quality Income ETF                                 0.70%
      First Trust Dorsey Wright International Focus 5 ETF                0.30%


Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by MDIV so that MDIV would not bear the indirect costs of holding them, provided that, the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of MDIV's management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2016. First Trust does not have the right to recover the waived acquired fund fees and expenses on the shares of investment companies advised by First Trust. For the period ended March 31, 2015, First Trust waived $318,555 of management fees from MDIV.

First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses with the exception of those attributable to affiliated funds held by MDIV, taxes, interest, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Trust.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases             Sales
                                                            ----------------    ----------------
First Trust NASDAQ Technology Dividend Index Fund           $     80,834,274    $     80,822,603
Multi-Asset Diversified Income Index Fund                        592,253,458         598,643,614
International Multi-Asset Diversified Income Index Fund            7,063,714           7,023,686
First Trust High Income ETF                                        2,075,124           2,158,199
First Trust Low Beta Income ETF                                    1,534,150           1,607,317
First Trust NASDAQ Rising Dividend Achievers ETF                  12,094,772          12,062,310
First Trust Dorsey Wright Focus 5 ETF*                                    --                  --
First Trust RBA American Industrial Renaissance(R) ETF            28,963,402          28,916,451
First Trust RBA Quality Income ETF                                 7,071,833           7,032,295
First Trust Dorsey Wright International Focus 5 ETF*              17,906,075          17,953,292

For the period ended March 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                               Purchases             Sales
                                                            ----------------    ----------------
First Trust NASDAQ Technology Dividend Index Fund           $    161,212,068    $    162,818,859
Multi-Asset Diversified Income Index Fund                        267,866,891           8,669,655
International Multi-Asset Diversified Income Index Fund            3,837,418                  --
First Trust High Income ETF                                        2,019,953           1,025,470
First Trust Low Beta Income ETF                                           --                  --
First Trust NASDAQ Rising Dividend Achievers ETF                  19,701,648           7,938,611
First Trust Dorsey Wright Focus 5 ETF*                         1,928,607,740          26,842,879
First Trust RBA American Industrial Renaissance(R) ETF            42,943,994          46,532,957
First Trust RBA Quality Income ETF                                 6,208,649           3,254,994
First Trust Dorsey Wright International Focus 5 ETF*             154,105,485          24,574,132

* All transactions during the period ended March 31, 2015 were with affiliated funds.


                           5. DERIVATIVE TRANSACTIONS

Written option activity for FTHI was as follows:
                                                     Number of
Written Options                                      Contracts       Premiums
                                                     ----------    ------------
Options outstanding at beginning of period                8          $ 11,056
Options written                                          44           112,926
Options expired                                          (1)           (1,347)
Options exercised                                        --                --
Options closed                                          (38)          (87,265)
                                                       ----          --------
Options outstanding at March 31, 2015                    13          $ 35,370
                                                       ====          ========

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

Written option activity for FTLB was as follows:
                                                     Number of
Written Options                                      Contracts       Premiums
                                                     ----------    ------------
Options outstanding at beginning of period                8          $ 10,226
Options written                                          34            84,587
Options expired                                          --                --
Options exercised                                        --                --
Options closed                                          (30)          (59,269)
                                                        ----         --------
Options outstanding at March 31, 2015                    12            35,544
                                                        ====         ========


During the period ended March 31, 2015, FTLB held purchased options with market values ranging from $65 to $9,100, as measured at each month end.

The following tables present the types of derivatives held by the following Funds at March 31, 2015, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

FTHI
                                             ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                              ------------------------------------------------    ------------------------------------------------
DERIVATIVE                    STATEMENTS OF ASSETS AND LIABILITIES                STATEMENTS OF ASSETS AND LIABILITIES
INSTRUMENT     RISK EXPOSURE                LOCATION                FAIR VALUE                  LOCATION                FAIR VALUE
-------------  -------------  ------------------------------------  ----------    ------------------------------------  ----------
Options        Equity Risk                     --                       --        Options written, at value             $ 14,140


FTLB
                                             ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                              ------------------------------------------------    ------------------------------------------------
DERIVATIVE                    STATEMENTS OF ASSETS AND LIABILITIES                STATEMENTS OF ASSETS AND LIABILITIES
INSTRUMENT     RISK EXPOSURE                LOCATION                FAIR VALUE                  LOCATION                FAIR VALUE
-------------  -------------  ------------------------------------  ----------    ------------------------------------  ----------
Options        Equity Risk           Investments, at value          $ 4,814*      Options written, at value             $  9,310

* Represents put options purchased, included in Investments, at value.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended March 31, 2015, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

                                                                        EQUITY RISK
                                                                ---------------------------
STATEMENTS OF OPERATIONS LOCATION                                 FTHI              FTLB
-------------------------------------------------------------------------------------------
Net realized gain (loss) on Investments**                       $      --         $ (26,685)
Net realized gain (loss) on Written options transactions          (50,878)          (49,141)
Net change in unrealized gain (loss) on Investments**                  --           (13,659)
Net change in unrealized gain (loss) on Written options held       18,144            23,978

** Represents put options purchased.


                  6. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

composition of its corresponding index, except for FTHI and FTLB, which are actively managed. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                Creation                Redemption
                                                              Transaction              Transaction
                                                                  Fees                     Fees
                                                            ----------------         ----------------
First Trust NASDAQ Technology Dividend Index Fund           $            500         $            500
Multi-Asset Diversified Income Index Fund                              1,000                    1,000
International Multi-Asset Diversified Income Index Fund                3,400                    3,400
First Trust High Income ETF                                              750                      750
First Trust Low Beta Income ETF                                          750                      750
First Trust NASDAQ Rising Dividend Achievers ETF                         500                      500
First Trust Dorsey Wright Focus 5 ETF                                    500                      500
First Trust RBA American Industrial Renaissance(R) ETF                   500                      500
First Trust RBA Quality Income ETF                                       500                      500
First Trust Dorsey Wright International Focus 5 ETF                      500                      500


                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2016 for TDIV, MDIV, YDIV, FTHI, FTLB, RDVY, FV, AIRR, and QINC, and July 17, 2016 for IFV.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there was the following subsequent event:

On April 20, 2015, the following Funds declared a monthly distribution to shareholders of record on April 23, 2015, payable April 30, 2015.

                                                                Per Share
                                                                 Amount
                                                               -----------
International Multi-Asset Diversified Income Index Fund          $ 0.106
Multi-Asset Diversified Income Index Fund                        $ 0.063
First Trust High Income ETF                                      $ 0.085
First Trust Low Beta Income ETF                                  $ 0.060

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the First Trust NASDAQ Technology Dividend Index Fund ("TDIV"), Multi-Asset Diversified Income Index Fund ("MDIV") and International Multi-Asset Diversified Income Index Fund ("YDIV") (each a "Fund" and collectively, the "Funds"). The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2016, at a meeting held on March 8-9, 2015. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's MPI Peer Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that TDIV, MDIV and YDIV pay the Advisor a fee equal to an annual rate of 0.50%, 0.60% and 0.70%, respectively, of their average daily net assets and that the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board also reviewed data prepared by MPI showing the unitary fee for each Fund as compared to the advisory fees and expense ratios of the peer funds in each Fund's MPI Peer Group and determined that, because each Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for MDIV was below the median total (net) expense ratio of the peer funds in its MPI Peer Group and that the unitary fee for TDIV and YDIV were above the median total (net) expense ratio of the peer funds in both its MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. With respect to YDIV, the Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between YDIV's performance and that of its underlying index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of tracking error and correlation.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of TDIV and MDIV for calendar year 2014 were not unreasonable. The Board noted that the Advisor estimated that YDIV was not profitable to the Advisor for the calendar year 2014. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered the Advisor's compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VI.

The following summarizes some of the risks that should be considered for the Funds. A Fund is subject to the risk that a particular security owned by a Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall Fund share values could decline generally or could underperform other investments.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF are subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF's returns may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF are exposed to additional market risk due to their policy of investing principally in the securities included in their respective corresponding indices. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, a Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's index.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF rely on a license and related sublicense from an index provider that permits each Fund to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of a Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The First Trust High Income ETF and First Trust Low Beta Income ETF are subject to management risk because of their actively managed portfolios. In managing such a Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.

The First Trust High Income ETF and First Trust Low Beta Income ETF may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities, particularly for the puts and call options in which the Funds invest. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Funds may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

The First Trust High Income ETF and First Trust Low Beta Income ETF may invest in derivatives. A Fund's use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the options. These risks are heightened when a Fund's portfolio managers use options to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The purchase of stock index options involves the risk that the premium and transaction costs paid by a


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based. The option positions employed by the First Trust High Income ETF and First Trust Low Beta Income ETF may present additional risk. When selling a call option, a Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by a Fund if the Index level at the expiration of the call option is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). In fact, a Fund's use of options may reduce the Fund's ability to profit from increases in the value of the underlying stock(s).

The First Trust High Income ETF, First Trust Low Beta Income ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF currently have fewer assets than larger, more established funds, and like other relatively new funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, a Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Dorsey Wright Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF each may be concentrated in stocks of companies in an individual industry if a Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

The First Trust NASDAQ Technology Dividend Index Fund, First Trust High Income ETF, First Trust Low Beta Income ETF, First Trust Dorsey Wright Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF are considered to be non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, each Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Certain Funds may invest in non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of Depositary Receipts, or in non-U.S. securities listed on a foreign exchange. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

Depositary Receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert equity shares into Depositary Receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

There is no guarantee that the issuers of a Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Each Fund may invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund are subject to the risks of investing in MLPs. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in REITs. Therefore, the Funds are subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, and First Trust Dorsey Wright Focus 5 ETF may invest in ETFs. ETFs are generally index funds bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in an ETF that invests in high yield securities, which are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for a Fund because it may invest in exchange-traded funds that invest in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

The First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, and First Trust Dorsey Wright Focus 5 ETF invest in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

The First Trust NASDAQ Technology Dividend Index Fund invests in companies in the telecommunications sector. Telecommunications companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

The International Multi-Asset Diversified Income Index Fund's net asset value is determined on the basis of U.S. dollars and the Fund may invest in foreign listed securities; therefore, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in ETFs that invests in fixed income securities. Fixed income securities are subject to credit risk and interest rate risk. The ETFs may invest in high yield fixed income securities, commonly referred to as "junk" bonds.

If interest rates rise, the prices of the fixed-rate instruments held by a Fund may fall. Interest rate risk is generally lower for shorter term investments and higher for longer-term investments.

The International Multi-Asset Diversified Income Index Fund invests in Infrastructure Companies and is subject to certain risks inherent in investing in these types of securities. Infrastructure Companies may be directly affected by energy commodity prices, especially Infrastructure Companies which own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Infrastructure Companies. Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

The Multi-Asset Diversified Income Index Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust RBA Quality Income ETF and First Trust RBA American Industrial Renaissance(R) ETF invest in the securities of companies in the financial service sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Funds may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

The International Multi-Asset Diversified Income Index Fund and First Trust RBA Quality Income ETF invest in the securities of companies in the utilities sector. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation.

The First Trust RBA American Industrial Renaissance(R) ETF invests in the securities of community banks. Such companies were significantly impacted by the downturn in the U.S. and world economies that began with the decline in the subprime mortgage lending market in the United States. These conditions have brought about legislative and regulatory changes, changes in short-term and long-term interest rates, inflation and changes in government monetary and fiscal policies, all of which have had a significant


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2015 (UNAUDITED)

impact on the banking business. Unlike larger national or other regional banks that are more geographically diversified, a community bank's financial performance may be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in its local market and the United States as a whole. In particular, this environment impacts the ability of borrowers to pay interest on and repay principal of outstanding loans and the value of collateral securing those loans. Also, the securities of community banks are often subject to low trading volume and low analyst coverage.

The First Trust RBA American Industrial Renaissance(R) ETF invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The Multi-Asset Diversified Income Index Fund, First Trust Dorsey Wright Focus 5 ETF and First Trust Dorsey Wright International Focus 5 ETF invest in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Funds' investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in biotechnology and pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in the securities of consumer staples companies, which provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in health care companies, which are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

FIRST TRUST

First Trust Exchange-Traded Fund VI

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund VI
               -------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 20, 2015
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 20, 2015
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 20, 2015
     ---------------------

* Print the name and title of each signing officer under his or her signature.